UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Annual Report

September 30, 2015

AMT-Free    •    National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2015

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

AMT-Free Municipal Income Fund	3
National Municipal Income Fund	5

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	10

Report of Independent Registered Public Accounting Firm	47

Federal Tax Information	49

Board of Trustees’ Contract Approval	50

Management and Organization	53

Important Notices	56

Eaton Vance

Municipal Income Funds

September 30, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on October 1, 2014, municipal bonds were well into a rally that continued for the first four months of the period ended September 30, 2015. U.S. 10-year Treasury and municipal rates hit their low for the period around the end of January 2015. After that, municipal returns turned negative as a flood of new issuance, along with modest outflows from municipal mutual funds, put downward pressure on bond prices. For the period as a whole, however, municipal bonds delivered positive performance as gains during the rally in the opening months of the period outweighed losses during the selloff in the period’s final eight months.

Going into the period, investors anticipated rising interest rates, driven by what was expected to be the Federal Reserve Board’s (the Fed’s) first rate hike since 2006. But while the U.S. economy continued to experience moderate growth and low inflation, fixed-income investors became increasingly concerned about declining growth in the eurozone, Japan and China. The result was strong worldwide demand for U.S. Treasurys that pushed Treasury rates down in the early months of the period, with municipal rates following.

Beginning in February 2015, however, rates in the short end of the yield curve began to creep upward, as investors believed the Fed was getting closer to a rate hike. In the following months, as European interest rates rose from historic lows, yields on longer maturity Treasurys climbed as well.

In August 2015, China surprised the markets by devaluing its currency. Oil prices continued their fall, causing investors to question whether the Fed would raise rates in September as many had expected. After a number of U.S. economic numbers came in weaker than expected, the Fed decided not to take action at its September meeting. Against this backdrop, many asset classes experienced dramatic volatility in August and September, although the municipal market remained relatively calm.

For the one-year period as a whole, the municipal yield curve flattened. For AAA-rated7 issues, interest rates rose modestly in the one- to six-year part of the curve, while rates declined slightly in the seven- to 30-year part of the curve.

Fund Performance

For the fiscal year ended September 30, 2015, AMT-Free Municipal Income Fund Class A shares at net asset value (NAV) underperformed the 3.16% return of the Funds’ primary benchmark, the Barclays Municipal Bond Index (the Index),2 while National Municipal Income Fund Class A shares at NAV outperformed the Index.

The Funds’ overall strategy is to invest normally in bonds with maturities of 10 years or more, in order to capture their typically higher yields and a greater income stream compared with shorter-maturity issues.

The Funds seek to enhance tax-exempt income by entering into residual interest bond transactions (RIB transactions)6 and investing the proceeds of such transactions in additional municipal securities, which creates leverage in the Funds. Leverage has the effect of magnifying the Funds’ exposure to their underlying investments in both up and down markets. During this period of positive performance by municipal bonds, leverage helped performance of both Funds relative to the Index.

By using Treasury futures and/or interest-rate swaps, management hedges to various degrees against the greater potential risk of volatility caused by the use of leverage and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategies, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. During this period of positive performance by municipal bonds, the Funds’ Treasury futures hedge mitigated some of the upside and thus detracted modestly from the Funds’ performance relative to the unhedged Index.

Fund-specific Results

Eaton Vance AMT-Free Municipal Income Fund Class A shares at NAV returned 2.52%, underperforming the 3.16% return of the Index. Detractors from results relative to the Index included the Fund’s hedging strategy, as noted above, as well as security selection in BBB-rated bonds and an underweight in bonds with 25 or more years remaining to maturity. In contrast, contributors to performance versus the Index included RIB transactions, an overweight and security selection in zero coupon bonds, an overweight in industrial development revenue (IDR) bonds, and an overweight in the hospital sector, which was the best-performing sector in the Index during the period.

Eaton Vance National Municipal Income Fund Class A shares at NAV returned 3.35%, outperforming the 3.16% return of the Index. RIB transactions, an overweight and security selection in zero coupon bonds, an overweight and security selection in IDR bonds, and an overweight and security selection in the hospital sector all contributed to performance relative to the Index. Detractors from results versus the Index included the Fund’s hedging strategy and security selection in water and sewer bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2015

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	2.52%	4.56%	3.93%
Class A with 4.75% Maximum Sales Charge	—	—	–2.39	3.54	3.43
Class B at NAV	01/14/1998	03/16/1978	1.74	3.78	3.15
Class B with 5% Maximum Sales Charge	—	—	–3.18	3.43	3.15
Class C at NAV	05/02/2006	03/16/1978	1.75	3.78	3.16
Class C with 1% Maximum Sales Charge	—	—	0.76	3.78	3.16
Class I at NAV	03/16/1978	03/16/1978	2.70	4.81	4.19
Barclays Municipal Bond Index	—	—	3.16%	4.14%	4.63%
Barclays Long (22+) Year Municipal Bond Index	—	—	4.44	5.55	5.02

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.92%	1.67%	1.67%	0.67%
Net		0.83	1.58	1.58	0.58

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		4.00%	3.26%	3.26%	4.25%
Taxable-Equivalent Distribution Rate		7.07	5.76	5.76	7.51
SEC 30-day Yield		1.90	1.26	1.26	2.25
Taxable-Equivalent SEC 30-day Yield		3.36	2.22	2.22	3.97

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					10.50%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	09/30/2005	$13,640	N.A.
Class C	$10,000	09/30/2005	$13,654	N.A.
Class I	$250,000	09/30/2005	$376,921	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2015

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

National Municipal Income Fund

September 30, 2015

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	3.35%	4.49%	3.67%
Class A with 4.75% Maximum Sales Charge	—	—	–1.54	3.47	3.17
Class B at NAV	12/19/1985	12/19/1985	2.58	3.71	2.90
Class B with 5% Maximum Sales Charge	—	—	–2.39	3.37	2.90
Class C at NAV	12/03/1993	12/19/1985	2.58	3.71	2.89
Class C with 1% Maximum Sales Charge	—	—	1.58	3.71	2.89
Class I at NAV	07/01/1999	12/19/1985	3.50	4.75	3.93
Barclays Municipal Bond Index	—	—	3.16%	4.14%	4.63%
Barclays Long (22+) Year Municipal Bond Index	—	—	4.44	5.55	5.02

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.80%	1.55%	1.55%	0.55%
Net		0.71	1.46	1.46	0.46

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.94%	3.20%	3.20%	4.18%
Taxable-Equivalent Distribution Rate		6.96	5.65	5.65	7.39
SEC 30-day Yield		2.60	1.99	1.98	2.98
Taxable-Equivalent SEC 30-day Yield		4.59	3.51	3.51	5.26

% Total Leverage[6]
RIB Financing					12.16%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	09/30/2005	$13,305	N.A.
Class C	$10,000	09/30/2005	$13,304	N.A.
Class I	$250,000	09/30/2005	$367,490	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

National Municipal Income Fund

September 30, 2015

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

6

Eaton Vance

Municipal Income Funds

September 30, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

7

Eaton Vance

Municipal Income Funds

September 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 – September 30, 2015).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period* (4/1/15 – 9/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,004.90	$4.52	0.90%
Class B	$1,000.00	$1,001.00	$8.28	1.65%
Class C	$1,000.00	$1,001.00	$8.28	1.65%
Class I	$1,000.00	$1,005.40	$3.27	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.56	0.90%
Class B	$1,000.00	$1,016.80	$8.34	1.65%
Class C	$1,000.00	$1,016.80	$8.34	1.65%
Class I	$1,000.00	$1,021.80	$3.29	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2015.

8

Eaton Vance

Municipal Income Funds

September 30, 2015

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period* (4/1/15 – 9/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,008.40	$3.88	0.77%
Class B	$1,000.00	$1,004.70	$7.64	1.52%
Class C	$1,000.00	$1,004.70	$7.64	1.52%
Class I	$1,000.00	$1,009.70	$2.62	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.90	0.77%
Class B	$1,000.00	$1,017.40	$7.69	1.52%
Class C	$1,000.00	$1,017.40	$7.69	1.52%
Class I	$1,000.00	$1,022.50	$2.64	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2015.

9

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2015

Portfolio of Investments

Tax-Exempt Investments — 109.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.9%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$830	$934,896
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,110	1,248,006
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	11,208,681

		$13,391,583

Education — 5.2%
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	$4,110	$4,483,969
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,243,253
University of California, 5.25%, 5/15/35	3,555	4,209,191
University of Nebraska, 5.00%, 5/15/35	1,000	1,159,740
University of Nebraska, 5.00%, 7/1/35	3,000	3,484,650
West Virginia University, 5.00%, 10/1/31	3,000	3,427,290

		$18,008,093

Electric Utilities — 8.4%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,714,124
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,075,711
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,033,568
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	3,200	3,293,024
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,549,830
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,707,980
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,377,539
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	3,820	4,227,823

		$28,979,599

Escrowed / Prerefunded — 6.2%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,858,200
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.25%, 9/15/25	330	377,952
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.375%, 9/15/27	445	511,550
Idaho Health Facilities Authority, (Trinity Health Credit Group), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,985	3,485,047
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,412,660

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	$1,685	$1,868,716

		$21,514,125

General Obligations — 14.8%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/32	$2,465	$2,879,342
California, 5.00%, 10/1/24	960	1,185,955
California, 5.00%, 10/1/26	1,300	1,576,601
California, 5.00%, 10/1/27	630	756,265
California, 5.00%, 2/1/31	1,405	1,619,726
California, 5.25%, 10/1/29	560	657,586
California, 5.25%, 10/1/32	3,480	4,048,284
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,344,821
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,336,035
Honolulu City and County, HI, 5.00%, 10/1/31	4,425	5,269,157
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/31	4,470	5,018,290
Maryland, 5.00%, 8/1/23	1,790	2,204,170
Oklahoma City, OK, 5.00%, 3/1/25	4,255	5,327,388
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	981,685
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(2)	7,700	8,667,659
Tuscaloosa, AL, 5.00%, 1/1/35	725	827,428
University of Connecticut, 5.00%, 2/15/32	650	746,662
Washington, 5.25%, 2/1/36(1)	6,000	6,935,220

		$51,382,274

Health Care – Miscellaneous — 0.1%
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	$15	$15,341
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(3)	53	53,532
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(3)	64	64,515

		$133,388

Hospital — 14.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$600,570
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,902,657

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	$1,720	$1,951,202
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,583,820
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,543,373
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,473,015
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,180,060
Henrico County, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,324,427
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	8,633,000
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,969,260
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,440,785
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	923,898
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,698,869
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/34	2,035	2,249,591
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,060	1,062,586
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,133,850
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,712,200

		$50,383,163

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	$285	$227,989

		$227,989

Industrial Development Revenue — 0.9%
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	$240	$239,969
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	2,978,438

		$3,218,407

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,116,415

		$2,116,415

Insured – Electric Utilities — 2.3%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,192,540
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,809,591

		$8,002,131

Insured – Escrowed / Prerefunded — 0.4%
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,416,308

		$1,416,308

Insured – General Obligations — 1.0%
Chicago, IL, (AGM), 5.25%, 1/1/31	$1,900	$1,975,943
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	475	513,978
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	985	989,620

		$3,479,541

Insured – Lease Revenue / Certificates of Participation — 1.3%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$4,566,895

		$4,566,895

Insured – Other Revenue — 1.3%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$4,467,370

		$4,467,370

Insured – Special Tax Revenue — 5.6%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,930	$5,767,399
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,574,040
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,259,525
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	965,789
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	1,786,095

		$19,352,848

11	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 3.3%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,135,030
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,126,080
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	887,301
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,339,490
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,183,031
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,671,042

		$11,341,974

Insured – Water and Sewer — 3.4%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,155	$4,454,617
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,160,772
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	729,533
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	629,291
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	306,989
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	616,370

		$11,897,572

Other Revenue — 5.6%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$880	$999,574
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,320	1,504,602
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,200	298,896
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,000	1,000,000
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,161,977
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	345	341,295
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,485	3,889,818
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,150	1,216,482
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	2,070	2,127,339

		$19,539,983

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 3.8%
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,595	$1,661,352
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,343,464
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,462,418
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,838,892
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(5)	1,480	1,058,096
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	652,222
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,112,518
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	173,330
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	716,390

		$13,018,682

Special Tax Revenue — 3.0%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$1,084	$1,084,195
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,351,548
New York, NY, Transitional Finance Authority, Future Tax Revenue, 3.50%, 8/1/38	740	729,181
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,460,651
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,095	1,094,902
Successor Agency to La Quinta Redevelopment Agency, CA, 5.00%, 9/1/30	4,125	4,790,858

		$10,511,335

Transportation — 21.2%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$473,743
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,283,381
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,693,009
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,150	1,318,797
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,191,630
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	5,015	5,931,341
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,617,785
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	5,852,400
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,303,400
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,075	4,436,942

12	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New Jersey Turnpike Authority, 5.00%, 1/1/30	$3,060	$3,477,506
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	745	845,612
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	12,706,005
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,673,588
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,175,115
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,487,345
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,175,100

		$73,642,699

Water and Sewer — 2.2%
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	$6,855	$7,664,301

		$7,664,301

Total Tax-Exempt Investments — 109.1% (identified cost $341,880,986)		$378,256,675

Other Assets, Less Liabilities — (9.1)%		$(31,407,609)

Net Assets — 100.0%		$346,849,066

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

At September 30, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	22.8%
New York	20.5%
Texas	10.5%
Others, representing less than 10% individually	55.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 17.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $5,986,960.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $4,477,209 or 1.3% of the Fund’s net assets.

(4)	The issuer is in default on the payment of principal but continues to pay interest.

(5)	Security is in default and making only partial interest payments.

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2015

Portfolio of Investments

Tax-Exempt Municipal Securities — 106.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.9%
Connecticut, (State Revolving Fund), 5.00%, 3/1/28	$12,960	$15,652,051
Oklahoma Water Resources Board, 5.25%, 4/1/36	14,165	16,163,823
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	27,115	28,858,495

		$60,674,369

Cogeneration — 0.4%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$14,652	$13,308,844

		$13,308,844

Education — 5.9%
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	$45,615	$49,765,509
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/22	13,720	16,670,212
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/25	3,500	4,448,535
New York Dormitory Authority, (State University), 5.00%, 7/1/27	5,000	6,018,200
New York Dormitory Authority, (State University), 5.00%, 7/1/28	2,500	2,981,775
North Carolina State University at Raleigh, 5.00%, 10/1/37	8,620	9,838,523
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,757,617
Rutgers State University, NJ, 5.00%, 5/1/43(2)(3)	37,000	41,137,340
University of California, 5.25%, 5/15/36	7,080	8,376,914
University of California, 5.25%, 5/15/37	13,000	15,326,870
University of California, 5.25%, 5/15/38	7,700	9,007,768
University of Virginia, 5.00%, 8/1/21	10,650	12,786,922

		$188,116,185

Electric Utilities — 8.1%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$9,788,090
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	8,000	8,090,160
Omaha, NE, Public Power District, 5.00%, 2/1/31	14,255	16,694,316
Omaha, NE, Public Power District, 5.00%, 2/1/39	12,155	13,908,237
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,815	7,867,168
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	7,040	7,963,296

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	$41,100	$45,256,854
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/32	10,000	11,261,000
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30	5,960	7,049,607
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	26,613,450
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	27,500	32,349,075
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41(2)	26,600	30,360,974
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	35,640	39,444,926

		$256,647,153

Escrowed / Prerefunded — 0.7%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,922,672
Puerto Rico Electric Power Authority, Escrowed to Maturity, 0.00%, 7/1/17	1,450	1,377,834
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,178,620
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	15,735	17,450,587

		$22,929,713

General Obligations — 19.0%
Alabama, 5.00%, 8/1/24(2)(3)	$22,260	$27,670,738
California, 5.00%, 8/1/22	12,400	14,953,904
California, 5.00%, 10/1/24	9,755	12,051,034
California, 5.00%, 3/1/25	20,000	24,750,800
California, 5.00%, 3/1/26	20,000	24,509,000
California, 5.00%, 2/1/31	17,595	20,284,044
Honolulu City and County, HI, 5.00%, 10/1/31	8,265	9,841,714
Illinois, 5.00%, 5/1/26	24,650	26,358,245
Illinois, 5.25%, 7/1/30	9,840	10,344,103
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/29	2,620	2,971,735
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/30	4,105	4,627,484
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	16,176,686
Maryland, 5.00%, 8/1/23	17,150	21,118,167
Massachusetts, 5.00%, 7/1/35	10,000	11,707,500
Massachusetts, 5.00%, 7/1/36	18,080	21,100,445

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Mississippi, Series 2015A, 5.00%, 10/1/27	$11,475	$13,999,959
Mississippi, Series 2015C, 5.00%, 10/1/27	14,190	17,312,368
New Hampshire, 5.00%, 3/1/26	3,000	3,719,310
Newton, MA, 5.00%, 4/1/39	3,210	3,586,758
North Carolina, 5.00%, 6/1/22	10,000	12,133,900
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,083,000
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	46,127,446
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	57,400	64,613,458
Seward County, KS, Unified School District No. 480, 5.00%, 9/1/33	10,000	11,168,300
Texas, (Texas Transportation Commission), 5.00%, 10/1/25(2)(3)	30,800	37,581,236
Virginia, 5.00%, 6/1/21	14,680	17,547,885
Virginia, 5.00%, 6/1/22	14,980	18,176,582
Washington, Series 2011B, 5.00%, 2/1/33	20,000	22,883,400
Washington, Series 2014D, 5.00%, 2/1/33	21,325	24,551,046
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, OR, 5.00%, 6/15/27	14,820	18,084,105
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	15,118,253
Wisconsin, 5.00%, 5/1/35	16,500	18,868,080

		$605,020,685

Health Care – Miscellaneous — 0.0%(4)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(5)	$88	$88,902
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(5)	94	94,382

		$183,284

Hospital — 8.0%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,398,592
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	36,700	41,860,387
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,886,383
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,607,381
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,928,777

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	$30,000	$36,375,000
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/34	5,000	5,511,500
Kansas Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), 5.00%, 11/15/32	9,975	11,152,549
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,838,819
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,584,519
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	11,669,650
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	12,500	13,976,750
Washington Township Health Care District, 6.25%, 7/1/39	16,675	18,939,298
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	25,140	28,150,767

		$255,880,372

Housing — 1.2%
Connecticut Housing Finance Authority, (SPA: JPMorgan Chase Bank, N.A.), 0.01%, 5/15/39(6)	$15,650	$15,650,000
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,413,261
Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	11,070	11,329,149

		$37,392,410

Industrial Development Revenue — 3.1%
Amelia County, VA, Industrial Development Authority, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,153,287
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	870	877,447
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,763,925
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	20,585,698
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	1,670	1,669,783
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	420	452,000
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	31,963,762
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	20,620	20,856,511

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Wickliffe, KY, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	$1,070	$1,070,589

		$98,393,002

Insured – Education — 0.1%
Metropolitan Government of Nashville and Davidson County, TN, Health and Educational Facilities Board, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,316,703
New Jersey Educational Facilities Authority, (Kean University), (AGM), 5.00%, 7/1/27	2,780	3,234,252

		$4,550,955

Insured – Electric Utilities — 0.3%
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$477,136
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,315	1,253,563
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	8,385	7,935,145
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	830	760,056
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	165	150,313

		$10,576,213

Insured – General Obligations — 0.5%
Chicago, IL, (AGM), 5.25%, 1/1/31	$7,600	$7,903,772
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	4,525	4,896,321
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,605	1,545,535

		$14,345,628

Insured – Hospital — 0.7%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	$7,800	$7,999,290
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,713,360

		$21,712,650

Insured – Lease Revenue / Certificates of Participation — 0.0%(4)
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$770	$1,019,326
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	436,854

		$1,456,180

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$68,155	$28,723,925
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/41	25,000	6,242,500
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	13,352,078
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,955,337

		$55,273,840

Insured – Special Tax Revenue — 2.9%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$13,960,760
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,913,971
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	496,442
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,000	880,470
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	13,755,672
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	39,259,449
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	18,687,533

		$90,954,297

Insured – Student Loan — 1.5%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$30,175	$31,799,622
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	15,975	16,141,300

		$47,940,922

Insured – Transportation — 5.0%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$11,886,975
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	41,630	20,514,015
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	4,880,343
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	19,180	20,831,590
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	58,345	72,496,580
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	3,410	3,723,174

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,000	$962,200
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,539,141
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	590	545,054
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	22,807,587

		$160,186,659

Lease Revenue / Certificates of Participation — 2.5%
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$38,660	$42,910,280
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	32,925	38,044,838

		$80,955,118

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$8,305	$8,088,239

		$8,088,239

Other Revenue — 6.0%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$9,530	$10,824,936
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	14,295	16,294,156
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	62,270
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.882%, 8/1/19 (Put Date), 11/1/39(8)	8,300	8,297,759
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46(7)	12,330	4,399,221
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/33	10,000	11,527,600
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	10,000	11,423,500
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(5)	12,000	10,917,960
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(5)	19,000	15,246,550
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	12,765	14,247,782
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	26,135	31,587,284
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	11,190	12,243,203

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	$4,845	$5,288,075
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	34,755	37,588,923

		$189,949,219

Senior Living / Life Care — 0.4%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	$409	$100,000
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(7)	16,435	11,749,875

		$11,849,875

Special Tax Revenue — 8.7%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/33	$3,000	$3,426,060
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/34	3,000	3,413,580
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	350	388,059
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	375	416,359
Jackson County, MO, Special Obligation, (Harry S. Truman Sports Complex), 5.00%, 12/1/26	3,120	3,715,109
Louisiana, 5.00%, 6/15/31	5,950	6,905,272
Louisiana, Gasoline and Fuels Tax Revenue, 4.50%, 5/1/39	10,650	11,519,682
Metropolitan Pier and Exposition Authority, IL, (Liq: Morgan Stanley Bank), 0.55%, 6/15/50(5)(9)	30,000	30,000,000
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(10)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(10)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	420	413,196
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	335	330,015
New York Convention Center Development Corp., 5.00%, 11/15/45	5,445	6,081,902
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/25	6,770	8,378,687
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/34(2)	21,835	25,235,106
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/35(2)	12,895	14,789,784
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/36	10,000	11,417,200
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/26	10,800	13,208,940

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/27	$9,000	$10,895,760
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	14,000	16,746,380
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	14,250	16,648,987
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	11,095	12,854,001
New York, NY, Transitional Finance Authority, Future Tax Revenue, 3.50%, 8/1/38	2,975	2,931,506
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/32	14,210	16,514,862
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/33	12,995	15,056,917
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	5,385	3,361,371
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/26(2)	20,940	25,771,277
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	515	502,037
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	375	332,490
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,665	1,165,367
Texas Transportation Commission, 5.00%, 4/1/33(2)(3)	10,000	11,637,900
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,410	1,589,987

		$275,647,793

Student Loan — 0.7%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$16,321,292
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,397,939

		$21,719,231

Transportation — 21.5%
Charleston County, SC, Airport District, (AMT), 5.50%, 7/1/38	$10,000	$11,260,400
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,750	7,495,470
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,592,825
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,906,742
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	12,095,414
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	21,700	25,148,347
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	13,166,214

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	$10,170	$11,662,753
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,136,413
Illinois Toll Highway Authority, 5.00%, 1/1/31	1,000	1,135,030
Illinois Toll Highway Authority, 5.00%, 1/1/32	2,500	2,812,425
Illinois Toll Highway Authority, 5.00%, 1/1/33	4,750	5,310,785
Illinois Toll Highway Authority, 5.25%, 1/1/29	13,110	14,684,773
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(3)	18,180	20,262,155
Kansas Department of Transportation, 5.00%, 9/1/30	26,290	31,398,936
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	7,200	8,173,296
Metropolitan Transportation Authority, NY, 5.00%, 11/15/29	5,830	6,852,582
Metropolitan Transportation Authority, NY, 5.00%, 11/15/31	18,000	20,867,040
Metropolitan Transportation Authority, NY, 5.00%, 11/15/33	10,000	11,422,800
Metropolitan Transportation Authority, NY, 5.25%, 11/15/29	11,000	13,285,800
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	11,900	13,881,707
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	22,658,383
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,500	3,958,185
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	25,000	27,610,250
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.22%, 12/15/21 (Put Date), 6/15/34(8)	35,000	34,072,500
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	26,050	27,935,238
New Jersey Turnpike Authority, 5.00%, 1/1/28	10,000	11,469,900
New Jersey Turnpike Authority, 5.00%, 1/1/31	10,000	11,438,000
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	8,935	10,141,672
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	15,000	16,824,000
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	10,216,611
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	14,041,563
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	12,986,724
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	27,443,750
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	11,952,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	11,865	13,288,444

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Port Authority of New York & New Jersey, (AMT), 5.00%, 10/15/36	$17,425	$19,276,581
Port Authority of New York & New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	31,624,438
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	34,832,388
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,214,727
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	8,000	8,729,760
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	43,560,540

		$684,827,561

Water and Sewer — 5.1%
Charlotte, NC, Water and Sewer Revenue, 5.00%, 7/1/26	$9,410	$11,743,963
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	22,500	24,286,725
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,296,173
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	60,008,876
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,730,781
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,515,535
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)(3)	42,030	46,992,062

		$162,574,115

Total Tax-Exempt Municipal Securities — 106.2% (identified cost $3,166,185,365)		$3,381,154,512

Taxable Municipal Securities — 3.9%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(4)
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$281	$281,403

		$281,403

General Obligations — 2.7%
California, 7.50%, 4/1/34(11)	$15,420	$21,672,656
Chicago, IL, 7.517%, 1/1/40(11)	25,000	25,153,750
Chicago, IL, 7.75%, 1/1/42	7,900	7,945,346

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Massachusetts, 4.50%, 8/1/31(11)	$18,525	$20,089,436
Utah, 3.539%, 7/1/25(11)	11,200	11,979,632

		$86,840,820

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$37,042,745

		$37,042,745

Total Taxable Municipal Securities — 3.9% (identified cost $120,308,070)		$124,164,968

Corporate Bonds & Notes — 1.2%

Security	Principal Amount (000’s omitted)	Value

Education — 0.9%
Massachusetts Institute of Technology, 3.308%, 7/1/26	$27,000	$28,342,953

		$28,342,953

Hospital — 0.3%
Dignity Health, 3.812%, 11/1/24	$10,050	$10,315,592

		$10,315,592

Total Corporate Bonds & Notes — 1.2% (identified cost $37,050,000)		$38,658,545

Total Investments — 111.3% (identified cost $3,323,543,435)		$3,543,978,025

Other Assets, Less Liabilities — (11.3)%		$(358,880,115)

Net Assets — 100.0%		$3,185,097,910

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

19	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
Liq	–	Liquidity Provider
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

At September 30, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	19.5%
Texas	16.4%
California	15.6%
Others, representing less than 10% individually	59.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 11.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.1% to 4.0% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $104,903,572.

(4)	Amount is less than 0.05%.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $56,347,794 or 1.8% of the Fund’s net assets.

(6)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at September 30, 2015.

(7)	Security is in default and making only partial interest payments.

(8)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2015.

(9)

Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at September 30, 2015.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(11)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

20	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Statements of Assets and Liabilities

	September 30, 2015
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$341,880,986	$3,323,543,435
Unrealized appreciation	36,375,689	220,434,590
Investments, at value	$378,256,675	$3,543,978,025
Cash	$4,204,342	$21,687,313
Restricted cash*	885,000	8,150,000
Interest receivable	4,734,808	43,124,746
Receivable for investments sold	589,356	17,146,131
Receivable for Fund shares sold	546,437	2,926,933
Receivable for variation margin on open financial futures contracts	87,203	1,125,000
Due from broker for floating rate notes issued	—	695,000
Total assets	$389,303,821	$3,638,833,148

Liabilities
Payable for floating rate notes issued	$40,685,000	$441,020,000
Payable for Fund shares redeemed	1,193,124	7,764,084
Distributions payable	187,380	1,772,517
Payable to affiliates:
Investment adviser fee	126,229	909,894
Distribution and service fees	74,552	891,296
Interest expense and fees payable	73,935	830,192
Accrued expenses	114,535	547,255
Total liabilities	$42,454,755	$453,735,238
Net Assets	$346,849,066	$3,185,097,910

Sources of Net Assets
Paid-in capital	$431,617,773	$4,192,978,725
Accumulated net realized loss	(121,995,451)	(1,233,374,062)
Accumulated undistributed net investment income	1,527,986	10,671,791
Net unrealized appreciation	35,698,758	214,821,456
Net Assets	$346,849,066	$3,185,097,910

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Statements of Assets and Liabilities — continued

	September 30, 2015
Class A Shares	AMT-Free Fund	National Fund
Net Assets	$194,226,617	$1,899,324,316
Shares Outstanding	21,078,777	193,545,960
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.21	$9.81
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.67	$10.30

Class B Shares
Net Assets	$782,924	$25,731,517
Shares Outstanding	85,541	2,622,458
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.15	$9.81

Class C Shares
Net Assets	$41,902,884	$585,345,885
Shares Outstanding	4,573,034	59,649,578
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.16	$9.81

Class I Shares
Net Assets	$109,936,641	$674,696,192
Shares Outstanding	10,922,746	68,751,033
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.06	$9.81

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Statements of Operations

	Year Ended September 30, 2015
Investment Income	AMT-Free Fund	National Fund
Interest	$17,116,829	$157,254,439
Total investment income	$17,116,829	$157,254,439

Expenses
Investment adviser fee	$1,546,385	$11,464,123
Distribution and service fees
Class A	495,849	5,007,213
Class B	11,369	338,944
Class C	407,602	6,181,365
Trustees’ fees and expenses	18,479	68,000
Custodian fee	90,072	554,292
Transfer and dividend disbursing agent fees	116,941	1,349,166
Legal and accounting services	67,859	109,932
Printing and postage	27,566	172,731
Registration fees	84,232	157,295
Interest expense and fees	262,366	3,068,903
Miscellaneous	39,820	135,625
Total expenses	$3,168,540	$28,607,589
Deduct —
Reduction of custodian fee	$1,447	$17,514
Total expense reductions	$1,447	$17,514

Net expenses	$3,167,093	$28,590,075

Net investment income	$13,949,736	$128,664,364

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,851,745	$76,440,876
Financial futures contracts	(2,154,100)	(16,566,977)
Net realized gain	$1,697,645	$59,873,899
Change in unrealized appreciation (depreciation) —
Investments	$(5,970,914)	$(73,267,937)
Financial futures contracts	(1,030,251)	(8,888,894)
Net change in unrealized appreciation (depreciation)	$(7,001,165)	$(82,156,831)

Net realized and unrealized loss	$(5,303,520)	$(22,282,932)

Net increase in net assets from operations	$8,646,216	$106,381,432

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Statements of Changes in Net Assets

	Year Ended September 30, 2015
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$13,949,736	$128,664,364
Net realized gain from investment transactions and financial futures contracts	1,697,645	59,873,899
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(7,001,165)	(82,156,831)
Net increase in net assets from operations	$8,646,216	$106,381,432
Distributions to shareholders —
From net investment income
Class A	$(7,936,334)	$(78,357,303)
Class B	(36,880)	(1,072,302)
Class C	(1,325,188)	(19,544,324)
Class I	(4,573,822)	(28,623,549)
Total distributions to shareholders	$(13,872,224)	$(127,597,478)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$21,442,536	$107,301,453
Class B	46,128	271,900
Class C	9,845,957	37,754,925
Class I	24,348,878	193,831,273
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,174,572	66,116,345
Class B	24,886	888,634
Class C	995,092	15,085,541
Class I	3,375,303	23,524,642
Cost of shares redeemed
Class A	(32,594,061)	(398,588,759)
Class B	(227,228)	(7,541,798)
Class C	(5,487,085)	(109,373,397)
Class I	(18,521,346)	(224,390,619)
Net asset value of shares exchanged
Class A	694,287	10,369,631
Class B	(694,287)	(10,369,631)
Net increase (decrease) in net assets from Fund share transactions	$10,423,632	$(295,119,860)

Net increase (decrease) in net assets	$5,197,624	$(316,335,906)

Net Assets
At beginning of year	$341,651,442	$3,501,433,816
At end of year	$346,849,066	$3,185,097,910

Accumulated undistributed net investment income included in net assets
At end of year	$1,527,986	$10,671,791

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2014
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$15,246,350	$160,894,414
Net realized gain from investment transactions and financial futures contracts	1,862,620	24,029,933
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	23,912,174	221,575,247
Net increase in net assets from operations	$41,021,144	$406,499,594
Distributions to shareholders —
From net investment income
Class A	$(9,371,998)	$(99,477,459)
Class B	(80,021)	(2,021,368)
Class C	(1,386,129)	(25,853,832)
Class I	(4,338,298)	(36,405,260)
Total distributions to shareholders	$(15,176,446)	$(163,757,919)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,110,528	$203,628,591
Class B	92,769	444,785
Class C	4,386,915	49,933,766
Class I	17,931,150	319,714,305
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,242,924	82,959,583
Class B	58,072	1,667,463
Class C	1,046,468	19,675,408
Class I	3,172,269	31,125,442
Cost of shares redeemed
Class A	(69,295,933)	(602,870,865)
Class B	(627,087)	(12,371,518)
Class C	(11,898,671)	(168,173,700)
Class I	(25,188,187)	(702,734,261)
Issued in connection with tax-free reorganizations (see Note 11)
Class A	—	146,588,628
Class B	—	2,461,257
Class C	—	17,625,276
Class I	—	12,263,760
Net asset value of shares exchanged
Class A	926,940	12,268,523
Class B	(926,940)	(12,268,523)
Net decrease in net assets from Fund share transactions	$(51,968,783)	$(598,062,080)

Net decrease in net assets	$(26,124,085)	$(355,320,405)

Net Assets
At beginning of year	$367,775,527	$3,856,754,221
At end of year	$341,651,442	$3,501,433,816

Accumulated undistributed net investment income included in net assets
At end of year	$1,538,635	$10,671,794

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Statements of Cash Flows

	Year Ended September 30, 2015
Cash Flows From Operating Activities	AMT-Free Fund	National Fund
Net increase in net assets from operations	$8,646,216	$106,381,432
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(77,839,167)	(2,272,309,827)
Investments sold	77,607,735	2,434,652,326
Net amortization/accretion of premium (discount)	(1,615,415)	4,158,027
Decrease in restricted cash	90,000	850,000
Decrease (increase) in interest receivable	(174,588)	2,794,255
Decrease in receivable for variation margin on open financial futures contracts	17,360	93,750
Decrease in payable to affiliate for investment adviser fee	(746)	(81,658)
Increase (decrease) in payable to affiliate for distribution and service fees	1,302	(108,402)
Decrease in interest expense and fees payable	(8,943)	(100,014)
Decrease in accrued expenses	(20,158)	(72,140)
Net change in unrealized (appreciation) depreciation from investments	5,970,914	73,267,937
Net realized gain from investments	(3,851,745)	(76,440,876)
Net cash provided by operating activities	$8,822,765	$273,084,810

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$55,351,745	$339,585,694
Fund shares redeemed	(57,160,993)	(742,041,567)
Distributions paid, net of reinvestments	(2,316,910)	(22,245,388)
Proceeds from secured borrowings	—	80,850,000
Repayment of secured borrowings	(6,000,000)	(100,725,000)
Net cash used in financing activities	$(10,126,158)	$(444,576,261)

Net decrease in cash	$(1,303,393)	$(171,491,451)

Cash at beginning of year	$5,507,735	$193,178,764

Cash at end of year	$4,204,342	$21,687,313

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$11,569,853	$105,615,162
Cash paid for interest and fees	$271,309	$3,168,917

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights

	AMT-Free Fund — Class A
	Year Ended September 30,			Nine Months Ended September 30, 2012(1)		Year Ended December 31,
	2015	2014	2013			2011	2010
Net asset value — Beginning of period	$9.350	$8.670	$9.600	$8.840		$8.320	$8.800

Income (Loss) From Operations
Net investment income(2)	$0.374	$0.395	$0.400	$0.296		$0.437	$0.436
Net realized and unrealized gain (loss)	(0.142)	0.677	(0.934)	0.758		0.505	(0.487)

Total income (loss) from operations	$0.232	$1.072	$(0.534)	$1.054		$0.942	$(0.051)

Less Distributions
From net investment income	$(0.372)	$(0.392)	$(0.396)	$(0.294)		$(0.422)	$(0.429)

Total distributions	$(0.372)	$(0.392)	$(0.396)	$(0.294)		$(0.422)	$(0.429)

Net asset value — End of period	$9.210	$9.350	$8.670	$9.600		$8.840	$8.320

Total Return(3)	2.52%	12.63%	(5.75)%	12.06	%(4)	11.68%	(0.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$194,227	$200,408	$224,506	$293,544		$299,566	$345,914
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.82%	0.83%	0.83%	0.84	%(5)	0.85%	0.83%
Interest and fee expense(7)	0.08%	0.09%	0.11%	0.11	%(5)	0.12%	0.13%
Total expenses(6)	0.90%	0.92%	0.94%	0.95	%(5)	0.97%	0.96%
Net investment income	4.02%	4.40%	4.26%	4.24	%(5)	5.19%	4.90%
Portfolio Turnover	17%	24%	31%	26	%(4)	20%	15%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	AMT-Free Fund — Class B
	Year Ended September 30,			Nine Months Ended September 30, 2012(1)		Year Ended December 31,
	2015	2014	2013			2011	2010
Net asset value — Beginning of period	$9.290	$8.620	$9.540	$8.780		$8.270	$8.740

Income (Loss) From Operations
Net investment income(2)	$0.303	$0.326	$0.326	$0.242		$0.372	$0.368
Net realized and unrealized gain (loss)	(0.143)	0.667	(0.922)	0.758		0.495	(0.477)

Total income (loss) from operations	$0.160	$0.993	$(0.596)	$1.000		$0.867	$(0.109)

Less Distributions
From net investment income	$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.361)

Total distributions	$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.361)

Net asset value — End of period	$9.150	$9.290	$8.620	$9.540		$8.780	$8.270

Total Return(3)	1.74%	11.73%	(6.42)%	11.50	%(4)	10.76%	(1.43)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$783	$1,647	$2,893	$5,236		$7,771	$13,078
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.57%	1.58%	1.58%	1.59	%(5)	1.61%	1.58%
Interest and fee expense(7)	0.08%	0.09%	0.11%	0.11	%(5)	0.12%	0.13%
Total expenses(6)	1.65%	1.67%	1.69%	1.70	%(5)	1.73%	1.71%
Net investment income	3.27%	3.67%	3.49%	3.50	%(5)	4.46%	4.16%
Portfolio Turnover	17%	24%	31%	26	%(4)	20%	15%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	AMT-Free Fund — Class C
	Year Ended September 30,			Nine Months Ended September 30, 2012(1)		Year Ended December 31,
	2015	2014	2013			2011	2010
Net asset value — Beginning of period	$9.300	$8.620	$9.550	$8.790		$8.280	$8.750

Income (Loss) From Operations
Net investment income(2)	$0.302	$0.326	$0.327	$0.242		$0.371	$0.367
Net realized and unrealized gain (loss)	(0.142)	0.677	(0.933)	0.758		0.496	(0.475)

Total income (loss) from operations	$0.160	$1.003	$(0.606)	$1.000		$0.867	$(0.108)

Less Distributions
From net investment income	$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.362)

Total distributions	$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.362)

Net asset value — End of period	$9.160	$9.300	$8.620	$9.550		$8.790	$8.280

Total Return(3)	1.75%	11.84%	(6.51)%	11.49	%(4)	10.76%	(1.42)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,903	$37,193	$40,823	$50,099		$43,863	$50,369
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.57%	1.58%	1.58%	1.59	%(5)	1.61%	1.57%
Interest and fee expense(7)	0.08%	0.09%	0.11%	0.11	%(5)	0.12%	0.13%
Total expenses(6)	1.65%	1.67%	1.69%	1.70	%(5)	1.73%	1.70%
Net investment income	3.27%	3.65%	3.52%	3.48	%(5)	4.42%	4.14%
Portfolio Turnover	17%	24%	31%	26	%(4)	20%	15%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	AMT-Free Fund — Class I
	Year Ended September 30,			Nine Months Ended September 30, 2012(1)		Year Ended December 31,
	2015	2014	2013			2011	2010
Net asset value — Beginning of period	$10.210	$9.470	$10.480	$9.660		$9.090	$9.610

Income (Loss) From Operations
Net investment income(2)	$0.434	$0.455	$0.463	$0.341		$0.500	$0.500
Net realized and unrealized gain (loss)	(0.152)	0.737	(1.015)	0.819		0.554	(0.528)

Total income (loss) from operations	$0.282	$1.192	$(0.552)	$1.160		$1.054	$(0.028)

Less Distributions
From net investment income	$(0.432)	$(0.452)	$(0.458)	$(0.340)		$(0.484)	$(0.492)

Total distributions	$(0.432)	$(0.452)	$(0.458)	$(0.340)		$(0.484)	$(0.492)

Net asset value — End of period	$10.060	$10.210	$9.470	$10.480		$9.660	$9.090

Total Return(3)	2.70%	12.99%	(5.46)%	12.27	%(4)	11.87%	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$109,937	$102,404	$99,553	$125,642		$101,762	$130,202
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.57%	0.58%	0.58%	0.59	%(5)	0.60%	0.57%
Interest and fee expense(7)	0.08%	0.09%	0.11%	0.11	%(5)	0.12%	0.13%
Total expenses(6)	0.65%	0.67%	0.69%	0.70	%(5)	0.72%	0.70%
Net investment income	4.27%	4.64%	4.52%	4.48	%(5)	5.42%	5.14%
Portfolio Turnover	17%	24%	31%	26	%(4)	20%	15%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	National Fund — Class A
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.870	$9.170	$10.200	$9.360	$10.020

Income (Loss) From Operations
Net investment income(1)	$0.389	$0.446	$0.468	$0.477	$0.549
Net realized and unrealized gain (loss)	(0.064)	0.707	(1.032)	0.842	(0.682)

Total income (loss) from operations	$0.325	$1.153	$(0.564)	$1.319	$(0.133)

Less Distributions
From net investment income	$(0.385)	$(0.453)	$(0.466)	$(0.479)	$(0.527)

Total distributions	$(0.385)	$(0.453)	$(0.466)	$(0.479)	$(0.527)

Net asset value — End of year	$9.810	$9.870	$9.170	$10.200	$9.360

Total Return(2)	3.35%	12.89%	(5.77)%	14.42%	(1.00)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,899,324	$2,126,465	$2,134,502	$2,975,655	$2,872,630
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.67%	0.71%	0.66%	0.67%	0.69%
Interest and fee expense(4)	0.09%	0.09%	0.11%	0.11%	0.13%
Total expenses(3)	0.76%	0.80%	0.77%	0.78%	0.82%
Net investment income	3.94%	4.71%	4.67%	4.88%	6.04%
Portfolio Turnover	57%	47%	74%	59%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	National Fund — Class B
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.870	$9.170	$10.200	$9.360	$10.020

Income (Loss) From Operations
Net investment income(1)	$0.315	$0.379	$0.392	$0.405	$0.480
Net realized and unrealized gain (loss)	(0.064)	0.704	(1.031)	0.840	(0.681)

Total income (loss) from operations	$0.251	$1.083	$(0.639)	$1.245	$(0.201)

Less Distributions
From net investment income	$(0.311)	$(0.383)	$(0.391)	$(0.405)	$(0.459)

Total distributions	$(0.311)	$(0.383)	$(0.391)	$(0.405)	$(0.459)

Net asset value — End of year	$9.810	$9.870	$9.170	$10.200	$9.360

Total Return(2)	2.58%	12.06%	(6.47)%	13.57%	(1.73)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$25,732	$42,655	$59,244	$103,613	$122,288
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.42%	1.46%	1.41%	1.42%	1.44%
Interest and fee expense(4)	0.09%	0.09%	0.11%	0.11%	0.13%
Total expenses(3)	1.51%	1.55%	1.52%	1.53%	1.57%
Net investment income	3.20%	4.01%	3.90%	4.15%	5.29%
Portfolio Turnover	57%	47%	74%	59%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	National Fund — Class C
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.870	$9.170	$10.200	$9.360	$10.020

Income (Loss) From Operations
Net investment income(1)	$0.315	$0.376	$0.392	$0.404	$0.481
Net realized and unrealized gain (loss)	(0.064)	0.707	(1.031)	0.841	(0.682)

Total income (loss) from operations	$0.251	$1.083	$(0.639)	$1.245	$(0.201)

Less Distributions
From net investment income	$(0.311)	$(0.383)	$(0.391)	$(0.405)	$(0.459)

Total distributions	$(0.311)	$(0.383)	$(0.391)	$(0.405)	$(0.459)

Net asset value — End of year	$9.810	$9.870	$9.170	$10.200	$9.360

Total Return(2)	2.58%	12.06%	(6.47)%	13.58%	(1.74)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$585,346	$645,801	$681,072	$980,799	$932,773
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.42%	1.46%	1.41%	1.42%	1.44%
Interest and fee expense(4)	0.09%	0.09%	0.11%	0.11%	0.13%
Total expenses(3)	1.51%	1.55%	1.52%	1.53%	1.57%
Net investment income	3.19%	3.98%	3.92%	4.13%	5.29%
Portfolio Turnover	57%	47%	74%	59%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	National Fund — Class I
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.870	$9.180	$10.200	$9.360	$10.020

Income (Loss) From Operations
Net investment income(1)	$0.413	$0.478	$0.492	$0.499	$0.565
Net realized and unrealized gain (loss)	(0.063)	0.690	(1.021)	0.844	(0.675)

Total income (loss) from operations	$0.350	$1.168	$(0.529)	$1.343	$(0.110)

Less Distributions
From net investment income	$(0.410)	$(0.478)	$(0.491)	$(0.503)	$(0.550)

Total distributions	$(0.410)	$(0.478)	$(0.491)	$(0.503)	$(0.550)

Net asset value — End of year	$9.810	$9.870	$9.180	$10.200	$9.360

Total Return(2)	3.50%	13.17%	(5.43)%	14.71%	(0.75)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$674,696	$686,514	$981,936	$1,142,323	$796,970
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.42%	0.46%	0.41%	0.42%	0.43%
Interest and fee expense(4)	0.09%	0.09%	0.11%	0.11%	0.13%
Total expenses(3)	0.51%	0.55%	0.52%	0.53%	0.56%
Net investment income	4.19%	5.07%	4.93%	5.09%	6.23%
Portfolio Turnover	57%	47%	74%	59%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

35

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2015. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2015, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$40,685,000	$441,020,000
Interest Rate or Range of Interest Rates (%)	0.02 - 0.03	0.02 - 0.22
Collateral for Floating Rate Notes Outstanding	$63,555,110	$679,382,315

For the year ended September 30, 2015, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$40,685,000	$474,762,260
Average Interest Rate	0.64%	0.65%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2015.

36

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts will need to be restructured or unwound. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

As of September 30, 2015, the Funds’ investments in residual interest bonds that were required to be compliant with the Volcker Rule by July 21, 2015 were restructured by the required compliance date. Legal and restructuring fees incurred in connection with residual interest bond trusts that were restructured during the year ended September 30, 2015 have been recorded as interest expense.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2015 and September 30, 2014 was as follows:

	Year Ended September 30, 2015
	AMT-Free Fund	National Fund

Distributions declared from:
Tax-exempt income	$13,862,456	$121,386,268
Ordinary income	$9,768	$6,211,210

37

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

	Year Ended September 30, 2014
	AMT-Free Fund	National Fund

Distributions declared from:
Tax-exempt income	$15,150,557	$158,315,622
Ordinary income	$25,889	$5,442,297

During the year ended September 30, 2015, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization and accretion of market discount.

	AMT-Free Fund	National Fund

Change in:
Paid-in capital	$(12,777,842)	$(1,872,342)
Accumulated net realized loss	$12,866,003	$2,939,231
Accumulated undistributed net investment income	$(88,161)	$(1,066,889)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	AMT-Free Fund	National Fund

Undistributed tax-exempt income	$1,715,366	$12,507,301
Capital loss carryforwards and deferred capital losses	$(123,004,864)	$(1,270,593,051)
Net unrealized appreciation	$36,708,171	$251,977,452
Other temporary differences	$(187,380)	$(1,772,517)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, the timing of recognizing distributions to shareholders, premium amortization, accretion of market discount, defaulted bond interest, residual interest bonds and expenditures on defaulted bonds.

38

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

At September 30, 2015, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2016	$23,678,685	$53,981,575
September 30, 2017	55,876,213	16,271,265
September 30, 2018	10,549,691	797,269,779
September 30, 2019	—	56,374,590

Total capital loss carryforwards	$90,104,589	$923,897,209

Deferred capital losses:
Short-term	$14,689,583	$171,873,699
Long-term	$18,210,692	$174,822,143

Included in the amounts above for National Fund are capital loss carryforwards of $11,926,790 as a result of the reorganizations on June 27, 2014 (see Note 11) and capital loss carryforwards of $17,071,947 as a result of the reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$300,863,504	$2,850,980,573

Gross unrealized appreciation	$39,129,971	$281,960,289
Gross unrealized depreciation	(2,421,800)	(29,982,837)

Net unrealized appreciation	$36,708,171	$251,977,452

39

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the year ended September 30, 2015, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$1,546,385	$11,464,123
Effective Annual Rate	0.44%	0.34%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2015 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$7,077	$74,811
EVD’s Class A Sales Charges	$20,277	$183,246

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2015 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$495,849	$5,007,213

40

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2015, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$8,527	$254,208
Class C Distribution Fees	$305,702	$4,636,024

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2015 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$2,842	$84,736
Class C Service Fees	$101,900	$1,545,341

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended September 30, 2015, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$—	$315,000
Class B	$1,000	$20,000
Class C	$2,000	$17,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2015 were as follows:

	AMT-Free Fund	National Fund

Purchases	$68,943,316	$2,110,459,680
Sales	$64,492,640	$2,367,158,209

41

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	2,305,225	4,929	1,059,132	2,394,293
Issued to shareholders electing to receive payments of distributions in Fund shares	772,082	2,691	107,698	332,557
Redemptions	(3,506,604)	(24,386)	(593,894)	(1,830,598)
Exchange from Class B shares	74,533	—	—	—
Exchange to Class A shares	—	(75,016)	—	—

Net increase (decrease)	(354,764)	(91,782)	572,936	896,252

	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	2,260,589	10,716	493,488	1,798,394
Issued to shareholders electing to receive payments of distributions in Fund shares	915,589	6,516	116,929	322,370
Redemptions	(7,734,138)	(71,258)	(1,343,949)	(2,603,722)
Exchange from Class B shares	103,807	—	—	—
Exchange to Class A shares	—	(104,467)	—	—

Net decrease	(4,454,153)	(158,493)	(733,532)	(482,958)

National Fund
	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	10,853,213	27,436	3,822,137	19,618,605
Issued to shareholders electing to receive payments of distributions in Fund shares	6,706,680	90,077	1,530,419	2,386,179
Redemptions	(40,416,710)	(764,180)	(11,105,550)	(22,775,604)
Exchange from Class B shares	1,051,142	—	—	—
Exchange to Class A shares	—	(1,051,100)	—	—

Net decrease	(21,805,675)	(1,697,767)	(5,752,994)	(770,820)

	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	21,532,161	47,124	5,295,179	33,677,725
Issued to shareholders electing to receive payments of distributions in Fund shares	8,748,161	176,379	2,076,451	3,302,382
Redemptions	(63,950,083)	(1,321,416)	(18,016,785)	(75,723,092)
Issued in connection with tax-free reorganizations (see Note 11)	15,076,171	253,158	1,812,740	1,261,236
Exchange from Class B shares	1,293,154	—	—	—
Exchange to Class A shares	—	(1,293,046)	—	—

Net decrease	(17,300,436)	(2,137,801)	(8,832,415)	(37,481,749)

42

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2015.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2015 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

AMT-Free	12/15	245 U.S. 10-Year Treasury Note	Short	$(31,202,586)	$(31,539,922)	$(337,336)

	12/15	121 U.S. Long Treasury Bond	Short	(18,698,999)	(19,038,594)	(339,595)
National	12/15	2,000 U.S. Long Treasury Bond	Short	$(309,074,366)	$(314,687,500)	$(5,613,134)

At September 30, 2015, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2015 were as follows:

	AMT-Free Fund		National Fund

Liability Derivative:
Futures Contracts	$(676,931	)(1)	$(5,613,134	)(1)

Total	$(676,931)		$(5,613,134)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

43

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2015 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(2,154,100	)(1)	$(16,566,977	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(1,030,251	)(2)	$(8,888,894	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended September 30, 2015, which is indicative of the volume of this derivative type, was approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Amount:

Futures Contracts - Short	$52,490,000	$354,574,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$378,256,675	$—	$378,256,675

Total Investments	$—	$378,256,675	$—	$378,256,675

Liability Description

Futures Contracts	$(676,931)	$—	$—	$(676,931)

Total	$(676,931)	$—	$—	$(676,931)

44

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$3,381,154,512	$—	$3,381,154,512
Taxable Municipal Securities	—	124,164,968	—	124,164,968
Corporate Bonds & Notes	—	38,658,545	—	38,658,545

Total Investments	$—	$3,543,978,025	$—	$3,543,978,025

Liability Description

Futures Contracts	$(5,613,134)	$—	$—	$(5,613,134)

Total	$(5,613,134)	$—	$—	$(5,613,134)

The Funds held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

11  Reorganizations

As of the close of business on June 27, 2014, National Fund acquired the net assets of Eaton Vance Alabama Municipal Income Fund (Alabama Fund), Eaton Vance Arkansas Municipal Income Fund (Arkansas Fund), Eaton Vance Kentucky Municipal Income Fund (Kentucky Fund) and Eaton Vance Tennessee Municipal Income Fund (Tennessee Fund) pursuant to a plan of reorganization approved by the shareholders of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, respectively. The purpose of the transaction was to combine five funds managed by BMR with substantially similar investment objectives and policies. The acquisitions were accomplished by a tax-free exchange of shares of Class A, Class B, Class C and Class I of National Fund for shares of Class A, Class B, Class C and Class I of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, respectively, each outstanding on June 27, 2014 as follows:

		Alabama Fund
	Shares of National Fund Issued	Shares Exchanged	Net Assets
Class A	3,691,256	3,716,509	$35,890,818
Class B	36,727	33,617	357,069
Class C	225,460	206,216	2,192,152
Class I	420,267	423,107	4,086,506

Total			$42,526,545

		Arkansas Fund
	Shares of National Fund Issued	Shares Exchanged	Net Assets
Class A	4,659,303	5,049,539	$45,303,340
Class B	114,585	115,588	1,114,022
Class C	510,064	514,666	4,959,348
Class I	207,464	225,005	2,017,301

Total			$53,394,011

45

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

		Kentucky Fund
	Shares of National Fund Issued	Shares Exchanged	Net Assets
Class A	3,797,691	4,154,124	$36,925,713
Class B	31,661	32,076	307,814
Class C	362,200	366,730	3,521,673
Class I	580,066	634,619	5,640,334

Total			$46,395,534

		Tennessee Fund
	Shares of National Fund Issued	Shares Exchanged	Net Assets
Class A	2,927,921	3,293,416	$28,468,757
Class B	70,185	72,464	682,352
Class C	715,016	738,735	6,952,103
Class I	53,439	60,153	519,619

Total			$36,622,831

The investment portfolios of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, with a fair value of $38,863,121, $50,565,357, $45,250,238 and $34,791,586, respectively, and identified cost of $36,052,796, $48,439,943, $42,026,544 and $33,403,232, respectively, were the principal assets acquired by National Fund. For financial reporting purposes, assets received and shares issued by National Fund were recorded at fair value; however, the identified cost of the investments received from Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund were carried forward to align ongoing reporting of National Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of National Fund immediately before the acquisition were $3,326,647,761. The net assets of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund at that date of $42,526,545, $53,394,011, $46,395,534 and $36,622,831, respectively, including $2,989,917, $7,112,190, $2,273,833 and $6,719,288 of accumulated net realized losses, respectively, and $2,810,325, $2,125,414, $3,223,694 and $1,388,354 of unrealized appreciation, respectively, were combined with those of National Fund, resulting in combined net assets of $3,505,586,682.

Assuming the acquisitions had been completed on October 1, 2013, the beginning of National Fund’s annual reporting period, National Fund’s pro forma results of operations for the year ended September 30, 2014 were as follows:

Net investment income	$166,228,357
Net realized gain	$23,408,511
Net increase in net assets from operations	$418,670,891

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it was not practicable to separate the amounts of revenue and earnings of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund since June 27, 2014 through September 30, 2014.

46

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance AMT-Free Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2015, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance AMT-Free Municipal Income Fund as of September 30, 2015, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2015

47

Eaton Vance

National Municipal Income Fund

September 30, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of September 30, 2015, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance National Municipal Income Fund as of September 30, 2015, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2015

48

Eaton Vance

Municipal Income Funds

September 30, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2015, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

AMT-Free Municipal Income Fund	99.93%
National Municipal Income Fund	95.13%

49

Eaton Vance

Municipal Income Funds

September 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

50

Eaton Vance

Municipal Income Funds

September 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance AMT-Free Municipal Income Fund

•	Eaton Vance National Municipal Income Fund

(the “Funds”), each with Eaton Vance Management or an affiliate (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to each Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Funds, including the provision of administrative services.

51

Eaton Vance

Municipal Income Funds

September 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

52

Eaton Vance

Municipal Income Funds

September 30, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (MT) and Eaton Vance Mutual Funds Trust (MFT) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trusts hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trusts	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trusts.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

53

Eaton Vance

Municipal Income Funds

September 30, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trusts	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

54

Eaton Vance

Municipal Income Funds

September 30, 2015

Management and Organization — continued

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

55

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

56

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

448 9.30.15

Eaton Vance

Municipals Trust

Annual Report

September 30, 2015

California Opportunities    •    Massachusetts    •    New York    •    Ohio

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2015

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

California Municipal Opportunities Fund	4
Massachusetts Municipal Income Fund	6
New York Municipal Income Fund	8
Ohio Municipal Income Fund	10

Endnotes and Additional Disclosures	12

Fund Expenses	13

Financial Statements	16

Report of Independent Registered Public Accounting Firm	61

Federal Tax Information	62

Board of Trustees’ Contract Approval	63

Management and Organization	66

Important Notices	69

Eaton Vance

Municipal Income Funds

September 30, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on October 1, 2014, municipal bonds were well into a rally that continued for the first four months of the period ended September 30, 2015. U.S. 10-year Treasury and municipal rates hit their low for the period around the end of January 2015. After that, municipal returns turned negative as a flood of new issuance, along with modest outflows from municipal mutual funds, put downward pressure on bond prices. For the period as a whole, however, municipal bonds delivered positive performance as gains during the rally in the opening months of the period outweighed losses during the selloff in the period’s final eight months.

Going into the period, investors anticipated rising interest rates, driven by what was expected to be the Federal Reserve Board’s (the Fed’s) first rate hike since 2006. But while the U.S. economy continued to experience moderate growth and low inflation, fixed-income investors became increasingly concerned about declining growth in the eurozone, Japan and China. The result was strong worldwide demand for U.S. Treasurys that pushed Treasury rates down in the early months of the period, with municipal rates following.

Beginning in February 2015, however, rates in the short end of the yield curve began to creep upward, as investors believed the Fed was getting closer to a rate hike. In the following months, as European interest rates rose from historic lows, yields on longer maturity Treasurys climbed as well.

In August 2015, China surprised the markets by devaluing its currency. Oil prices continued their fall, causing investors to question whether the Fed would raise rates in September as many had expected. After a number of U.S. economic numbers came in weaker than expected, the Fed decided not to take action at its September meeting. Against this backdrop, many asset classes experienced dramatic volatility in August and September, although the municipal market remained relatively calm.

For the one-year period as a whole, the municipal yield curve flattened. For AAA-rated7 issues, interest rates rose modestly in the one- to six-year part of the curve, while rates declined slightly in the seven- to 30-year part of the curve.

Fund Performance

For the fiscal year ended September 30, 2015, the California Fund’s Class A shares at net asset value (NAV) outperformed the 3.16% return of the Funds’ primary benchmark, the Barclays Municipal Bond Index (the Index),2 while the Massachusetts, New York, and Ohio Funds’ Class A shares at NAV underperformed the Index.

The Massachusetts, New York, and Ohio Funds’ overall strategy is to invest normally in bonds with maturities of 10 years or more, in order to capture their typically higher yields and a greater income stream compared with shorter-maturity issues.

Effective April 13, 2015, the name of the California Fund was changed from Eaton Vance California Municipal Income Fund to Eaton Vance California Municipal Opportunities Fund, and the Fund adopted a different investment strategy. In seeking to achieve its primary investment objective of maximizing after-tax total return, beginning on April 13, 2015, the Fund employs a flexible investment strategy that allows it to seek opportunities virtually anywhere on the yield curve and anywhere on the credit curve, and across different sectors. Management has the ability to be opportunistic in pursuing the Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities.

All four Funds seek to enhance tax-exempt income by entering into residual interest bond transactions (RIB transactions)6 and investing the proceeds of such transactions in additional municipal securities, which creates leverage in the Funds. Leverage has the effect of magnifying the Funds’ exposure to their underlying investments in both up and down markets. During this period of positive performance by municipal bonds, leverage helped performance of all Funds relative to the Index.

By using Treasury futures and/or interest-rate swaps, management hedges to various degrees against the greater potential risk of volatility caused by the use of leverage and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

September 30, 2015

Management’s Discussion of Fund Performance — continued

During this period of positive performance by municipal bonds, the Funds’ Treasury futures hedge mitigated some of the upside and thus detracted modestly from the Funds’ performance relative to the unhedged Index.

State-specific Results

Eaton Vance California Municipal Opportunities Fund’s Class A shares at NAV returned 3.92%, outperforming the 3.16% return of the Index. The chief contributors to performance versus the Index were RIB transactions, as noted above, as well as security selection in local general obligation bonds, an overweight and security selection in zero coupon bonds, and an overweight and security selection in the hospital sector, which was the best-performing sector in the Index during the period. Detractors from performance relative to the Index included the Fund’s hedging strategy and security selection in insured Puerto Rico bonds.

Eaton Vance Massachusetts Municipal Income Fund’s Class A shares at NAV returned 2.60%, underperforming the 3.16% return of the Index. The Fund’s hedging strategy, an overweight in prerefunded, or escrowed, bonds, and an underweight in A-rated bonds all detracted from performance versus the Index. In contrast, contributors to results versus the Index included RIB transactions, an overweight and security selection in the hospital sector, an overweight and security selection in the education sector, and security selection in AAA-rated bonds.

Eaton Vance New York Municipal Income Fund’s Class A shares at NAV returned 2.93%, underperforming the 3.16% return of the Index. Detractors from performance versus the Index included the Fund’s hedging strategy and an underweight in water and sewer bonds. In contrast, contributors to performance relative to the Index included RIB transactions, an overweight and security selection in the hospital sector, an overweight and security selection in industrial development revenue (IDR) bonds, and an overweight and security selection in zero coupon bonds.

Eaton Vance Ohio Municipal Income Fund’s Class A shares at NAV returned 2.48%, underperforming the 3.16% return of the Index. Detractors from performance relative to the Index included the Fund’s hedging strategy, an overweight in prerefunded bonds, security selection in the education sector, and an underweight and security selection in

BBB-rated bonds. RIB transactions contributed to results versus the Index, as did an overweight and security selection in the hospital sector, an overweight and security selection in IDR bonds, and an overweight and security selection in zero coupon bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

California Municipal Opportunities Fund

September 30, 2015

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	05/27/1994	12/19/1985	3.92%	4.57%	3.93%
Class A with 4.75% Maximum Sales Charge	—	—	–1.01	3.56	3.43
Class C at NAV	08/31/2004	12/19/1985	3.17	3.80	3.15
Class C with 1% Maximum Sales Charge	—	—	2.17	3.80	3.15
Class I at NAV	03/03/2008	12/19/1985	4.18	4.83	4.13
Barclays Municipal Bond Index	—	—	3.16%	4.14%	4.63%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.89%	1.64%	0.64%
Net			0.85	1.60	0.60

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.40%	2.66%	3.65%
Taxable-Equivalent Distribution Rate			6.93	5.42	7.44
SEC 30-day Yield			1.55	0.88	1.87
Taxable-Equivalent SEC 30-day Yield			3.16	1.80	3.82

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					6.17%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2005	$13,645	N.A.
Class I	$250,000	09/30/2005	$374,757	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

California Municipal Opportunities Fund

September 30, 2015

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2015

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	2.60%	4.44%	3.72%
Class A with 4.75% Maximum Sales Charge	—	—	–2.23	3.43	3.22
Class C at NAV	05/02/2006	04/18/1991	1.95	3.66	2.96
Class C with 1% Maximum Sales Charge	—	—	0.96	3.66	2.96
Class I at NAV	06/17/1993	04/18/1991	2.80	4.65	3.93
Barclays Municipal Bond Index	—	—	3.16%	4.14%	4.63%
Barclays 20 Year Municipal Bond Index	—	—	3.97	5.23	5.28

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.78%	1.53%	0.58%
Net			0.73	1.48	0.53

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.51%	2.77%	3.70%
Taxable-Equivalent Distribution Rate			6.54	5.16	6.89
SEC 30-day Yield			1.70	1.04	1.98
Taxable-Equivalent SEC 30-day Yield			3.16	1.94	3.69

% Total Leverage[6]
RIB Financing					6.50%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2005	$13,386	N.A.
Class I	$250,000	09/30/2005	$367,668	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2015

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

New York Municipal Income Fund

September 30, 2015

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/15/1994	08/30/1990	2.93%	4.82%	4.06%
Class A with 4.75% Maximum Sales Charge	—	—	–2.00	3.80	3.56
Class B at NAV	08/30/1990	08/30/1990	2.17	4.04	3.29
Class B with 5% Maximum Sales Charge	—	—	–2.80	3.69	3.29
Class C at NAV	09/30/2003	08/30/1990	2.17	4.04	3.28
Class C with 1% Maximum Sales Charge	—	—	1.17	4.04	3.28
Class I at NAV	03/03/2008	08/30/1990	3.14	5.05	4.21
Barclays Municipal Bond Index	—	—	3.16%	4.14%	4.63%
Barclays 20 Year Municipal Bond Index	—	—	3.97	5.23	5.28

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.79%	1.55%	1.54%	0.59%
Net		0.73	1.49	1.48	0.53

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.46%	2.72%	2.72%	3.65%
Taxable-Equivalent Distribution Rate		6.70	5.27	5.27	7.07
SEC 30-day Yield		1.77	1.12	1.12	2.06
Taxable-Equivalent SEC 30-day Yield		3.44	2.17	2.17	3.99

% Total Leverage[6]
RIB Financing					5.46%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	09/30/2005	$13,826	N.A.
Class C	$10,000	09/30/2005	$13,814	N.A.
Class I	$250,000	09/30/2005	$377,776	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

New York Municipal Income Fund

September 30, 2015

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

Ohio Municipal Income Fund

September 30, 2015

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	2.48%	3.91%	3.98%
Class A with 4.75% Maximum Sales Charge	—	—	–2.41	2.89	3.48
Class C at NAV	02/03/2006	04/18/1991	1.83	3.14	3.22
Class C with 1% Maximum Sales Charge	—	—	0.84	3.14	3.22
Class I at NAV	08/03/2010	04/18/1991	2.80	4.12	4.09
Barclays Municipal Bond Index	—	—	3.16%	4.14%	4.63%
Barclays 20 Year Municipal Bond Index	—	—	3.97	5.23	5.28

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.73%	1.48%	0.54%
Net			0.69	1.44	0.50

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.89%	3.15%	4.08%
Taxable-Equivalent Distribution Rate			7.23	5.86	7.59
SEC 30-day Yield			1.89	1.24	2.18
Taxable-Equivalent SEC 30-day Yield			3.52	2.31	4.06

% Total Leverage[6]
RIB Financing					7.18%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2005	$13,726	N.A.
Class I	$250,000	09/30/2005	$373,530	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Ohio Municipal Income Fund

September 30, 2015

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Municipal Income Funds

September 30, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. For the California Municipal Opportunities Fund, Massachusetts Municipal Income Fund and Ohio Municipal Income Fund, Class B shares were converted into another share class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

12

Eaton Vance

Municipal Income Funds

September 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 – September 30, 2015).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period* (4/1/15 – 9/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,012.30	$4.44	0.88%
Class C	$1,000.00	$1,009.20	$8.21	1.63%
Class I	$1,000.00	$1,013.60	$3.18	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.46	0.88%
Class C	$1,000.00	$1,016.90	$8.24	1.63%
Class I	$1,000.00	$1,021.90	$3.19	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2015.

13

Eaton Vance

Municipal Income Funds

September 30, 2015

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period* (4/1/15 – 9/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,004.20	$3.92	0.78%
Class C	$1,000.00	$1,001.60	$7.68	1.53%
Class I	$1,000.00	$1,005.30	$2.92	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.95	0.78%
Class C	$1,000.00	$1,017.40	$7.74	1.53%
Class I	$1,000.00	$1,022.20	$2.94	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2015.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period* (4/1/15 – 9/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.70	$3.83	0.76%
Class B	$1,000.00	$1,003.90	$7.59	1.51%
Class C	$1,000.00	$1,002.90	$7.58	1.51%
Class I	$1,000.00	$1,008.70	$2.82	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.85	0.76%
Class B	$1,000.00	$1,017.50	$7.64	1.51%
Class C	$1,000.00	$1,017.50	$7.64	1.51%
Class I	$1,000.00	$1,022.30	$2.84	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2015.

14

Eaton Vance

Municipal Income Funds

September 30, 2015

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period* (4/1/15 – 9/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,003.70	$3.77	0.75%
Class C	$1,000.00	$1,000.00	$7.52	1.50%
Class I	$1,000.00	$1,004.70	$2.71	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.80	0.75%
Class C	$1,000.00	$1,017.50	$7.59	1.50%
Class I	$1,000.00	$1,022.40	$2.74	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2015.

15

Eaton Vance

California Municipal Opportunities Fund

September 30, 2015

Portfolio of Investments

Tax-Exempt Municipal Securities — 105.3%

Security	Principal Amount (000’s omitted)	Value

Education — 9.1%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,134,020
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	247,407
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	426,026
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,244,687
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/26	100	123,412
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/33	1,000	1,165,200
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	2,010,403
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	517,190
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	347,093
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,070,285
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,117,651
California State University, 5.25%, 11/1/31	1,465	1,711,369
University of California, 5.00%, 5/15/16	1,350	1,391,391

		$14,506,134

Electric Utilities — 13.2%
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/22	$5,000	$6,063,350
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	895	1,025,581
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,725	2,801,218
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,147,480
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,706,490
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,300,820
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,451,838
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,505	1,665,674

		$21,162,451

Escrowed / Prerefunded — 0.5%
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	$665	$737,505

		$737,505

Security	Principal Amount (000’s omitted)	Value

General Obligations — 20.3%
Burlingame Elementary School District, (Election of 2012), 5.00%, 8/1/25	$215	$270,833
Burlingame Elementary School District, (Election of 2012), 5.00%, 8/1/26	200	249,150
Burlingame Elementary School District, (Election of 2012), 5.00%, 8/1/27	220	270,294
Burlingame Elementary School District, (Election of 2012), 5.00%, 8/1/28	165	200,206
Burlingame Elementary School District, (Election of 2012), 5.00%, 8/1/38	1,500	1,735,845
California, 5.00%, 8/1/22	2,500	3,014,900
California, 5.00%, 2/1/31	820	945,321
California, 5.50%, 11/1/35(1)	2,500	2,983,850
California, 6.00%, 4/1/38	1,000	1,166,790
Encinitas Union School District, (Election of 2010), 0.00%, 8/1/24	365	288,752
Encinitas Union School District, (Election of 2010), 0.00%, 8/1/28	500	315,925
Foothill-De Anza Community College District, 5.00%, 8/1/28	1,000	1,227,050
Los Alamitos Unified School District, 5.00%, 8/1/27	550	678,997
Los Alamitos Unified School District, 5.00%, 8/1/30	1,100	1,317,228
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/28	265	319,436
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	875,745
Palo Alto, (Election of 2008), 5.00%, 8/1/40(2)	5,200	5,935,956
Peralta Community College District, 5.00%, 8/1/18	905	1,011,356
Peralta Community College District, 5.00%, 8/1/20	1,000	1,174,450
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,186,632
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(3)	5,400	6,078,618
Yosemite Community College District, 5.00%, 8/1/28	1,000	1,216,290

		$32,463,624

Hospital — 12.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	$1,855	$2,153,191
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	2,500	2,778,250
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	820,407
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,165,636
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,701,630
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,708,095

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31(1)	$3,000	$3,543,450
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	113,570
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	226,944
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	183,934
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	115,491
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	164,381
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	566,555
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,705	1,765,169
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,018,750
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,358,928

		$19,384,381

Industrial Development Revenue — 0.2%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(4)	$265	$268,686

		$268,686

Insured – Electric Utilities — 2.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	$1,500	$1,493,565
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,000	1,857,620

		$3,351,185

Insured – General Obligations — 0.9%
Franklin-McKinley School District, (AGM), 4.00%, 8/1/25(5)	$235	$267,012
Franklin-McKinley School District, (AGM), 5.00%, 8/1/27(5)	515	613,519
Franklin-McKinley School District, (AGM), 5.00%, 8/1/28(5)	525	618,781

		$1,499,312

Insured – Lease Revenue / Certificates of Participation — 2.0%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30(1)	$3,780	$2,067,622
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,200	1,179,816

		$3,247,438

Insured – Special Tax Revenue — 1.7%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$1,081,777

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$3,925	$570,185
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/33	950	1,071,533

		$2,723,495

Insured – Transportation — 3.3%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,304,064
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,605	1,683,469
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47(1)	2,230	2,374,459

		$5,361,992

Lease Revenue / Certificates of Participation — 3.4%
California Public Works Board, 5.00%, 5/1/22(5)	$1,000	$1,195,630
California Public Works Board, 5.00%, 5/1/23(5)	1,000	1,207,590
Los Angeles County, (Disney Parking), 0.00%, 3/1/20(1)	3,205	2,993,887

		$5,397,107

Senior Living / Life Care — 2.7%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$695,301
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	569,860
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	879,785
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26(4)	250	253,298
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(4)	1,000	1,163,490
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	831,087

		$4,392,821

Special Tax Revenue — 15.4%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$805	$899,668
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	415	427,828
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	680,395
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,525	1,761,695
Fairfield, (North Cordelia Improvement District), 7.375%, 9/2/18	305	319,753

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	$580	$637,745
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	507,352
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	489,209
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	591,488
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	389,862
Jurupa Public Financing Authority, 5.00%, 9/1/24	730	866,517
Jurupa Public Financing Authority, 5.00%, 9/1/28	1,250	1,430,300
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	598,827
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	296,985
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	414,479
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	293,517
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	873,894
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	550	344,696
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,726,480
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/24(5)	1,055	1,312,747
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,143,900
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/34(5)	2,000	2,363,800
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	591,395
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	886,344
Torrance Redevelopment Agency, 5.625%, 9/1/28	805	806,071
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,035,810

		$24,690,757

Transportation — 12.8%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(1)	$4,005	$4,596,979
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	1,970	2,298,222
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	3,080	3,496,354
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	3,004,980

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	$2,500	$2,899,325
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,133,988

		$20,429,848

Water and Sewer — 5.6%
California Department of Water Resources, 5.00%, 12/1/29	$45	$49,827
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,307,420
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,834,750
San Diego Public Facilities Financing Authority, Wastewater System Revenue, 5.00%, 5/15/25	1,500	1,872,360
San Diego Public Facilities Financing Authority, Wastewater System Revenue, 5.00%, 5/15/27	1,500	1,820,655

		$8,885,012

Total Tax-Exempt Municipal Securities — 105.3% (identified cost $156,021,277)		$168,501,748

Taxable Municipal Securities — 1.4%

Security	Principal Amount (000’s omitted)	Value

Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,000	$2,163,080

Total Taxable Municipal Securities — 1.4% (identified cost $2,000,000)		$2,163,080

18	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2015

Portfolio of Investments — continued

Corporate Bonds & Notes — 0.5%

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.5%
Dignity Health, 3.812%, 11/1/24	$860	$882,727

Total Corporate Bonds & Notes — 0.5% (identified cost $860,000)		$882,727

Total Investments — 107.2% (identified cost $158,881,277)		$171,547,555

Other Assets, Less Liabilities — (7.2)%		$(11,532,403)

Net Assets — 100.0%		$160,015,152

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 9.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 4.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,214,972.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $1,685,474 or 1.1% of the Fund’s net assets.

(5)	When-issued security.

19	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2015

Portfolio of Investments

Tax-Exempt Investments — 105.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 7.6%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,521,800
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,796,216
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,160,923

		$12,478,939

Education — 15.5%
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	$1,550	$1,712,641
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,822,929
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,249,050
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,205,684
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,182,080
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,472,500
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,775,050

		$25,419,934

Escrowed / Prerefunded — 5.4%
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	$1,105	$1,238,440
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	5,000	5,654,600
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,120	1,219,781
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	685	690,466

		$8,803,287

General Obligations — 18.6%
Danvers, 5.25%, 7/1/36	$2,800	$3,291,288
Lexington, 4.00%, 2/1/22	1,315	1,507,608
Lexington, 4.00%, 2/1/23	1,095	1,263,214
Massachusetts, 5.00%, 12/1/31	5,000	5,838,250
Newton, 5.00%, 4/1/36	4,500	5,057,685
Plymouth, 5.00%, 5/1/26	710	824,360
Plymouth, 5.00%, 5/1/28	1,160	1,333,130
Plymouth, 5.00%, 5/1/31	1,090	1,237,924
Plymouth, 5.00%, 5/1/32	1,000	1,131,790

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Wayland, 5.00%, 2/1/33	$1,790	$2,062,169
Wayland, 5.00%, 2/1/36	2,680	3,065,518
Wellesley, 4.00%, 6/1/24	790	922,475
Wellesley, 4.00%, 6/1/25	1,790	2,096,878
Winchester, 5.00%, 4/15/36	775	887,274

		$30,519,563

Hospital — 13.6%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,221,946
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	3,000	3,534,570
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,128,457
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/28	3,000	3,556,920
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,295,257
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,209,657
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,387,141
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,320	3,321,228
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,762,141
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	817,020

		$22,234,337

Industrial Development Revenue — 1.3%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$2,200	$2,217,248

		$2,217,248

Insured – Education — 8.0%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,118,400
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(3)	5,460	6,940,970

		$13,059,370

20	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 0.1%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$150	$163,364

		$163,364

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,566,139

		$1,566,139

Insured – Special Tax Revenue — 8.4%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,106,192
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,296,665
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,328,450

		$13,731,307

Insured – Student Loan — 1.8%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,170	$1,232,993
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,680	1,697,489

		$2,930,482

Insured – Transportation — 7.0%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,923,753
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	8,617,245

		$11,540,998

Other Revenue — 3.0%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,786,349
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,341,160
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,773,250

		$4,900,759

Senior Living / Life Care — 2.4%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$589,113
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(2)	314	314,257

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	$615	$618,592
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	2,465	2,434,360

		$3,956,322

Special Tax Revenue — 6.3%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$469,940
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	4,581,848
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,228,520
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,580,950
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,415,201

		$10,276,459

Transportation — 4.1%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,415,440
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	4,287,788

		$6,703,228

Water and Sewer — 1.3%
Boston Water and Sewer Commission, 5.00%, 11/1/29	$1,505	$1,707,016
Massachusetts Water Resources Authority, 5.25%, 12/1/15	440	443,313

		$2,150,329

Total Tax-Exempt Investments — 105.3% (identified cost $153,776,153)		$172,652,065

Other Assets, Less Liabilities — (5.3)%		$(8,711,499)

Net Assets — 100.0%		$163,940,566

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

21	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 24.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 10.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $5,584,457 or 3.4% of the Fund’s net assets.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,300,970.

22	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2015

Portfolio of Investments

Tax-Exempt Investments — 101.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.1%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,685,747
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,210,432

		$15,896,179

Cogeneration — 0.9%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,650	$3,650,438

		$3,650,438

Education — 22.7%
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/26	$300	$357,150
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/28	250	292,527
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/30	250	288,510
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	575	656,357
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	495	563,716
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,950	2,179,105
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,327,900
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	2,000,504
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,758,600
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	7,500	8,251,125
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,307,600
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,823,000
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	652,686
New York Dormitory Authority, (New York University), 5.00%, 7/1/21	1,000	1,194,970
New York Dormitory Authority, (New York University), 5.00%, 7/1/28	3,500	4,232,795
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/34	1,250	1,411,350
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	9,687,195

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	$2,780	$3,207,397
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,279,974
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	291,058
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,629,690
New York Dormitory Authority, (State University), 5.00%, 7/1/20	7,060	8,226,453
New York Dormitory Authority, (State University), 5.50%, 5/15/19	2,000	2,235,580
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,248,110
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,036,309
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,701,437
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,049,912

		$86,891,010

Electric Utilities — 5.3%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,372,752
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,026,050
New York Power Authority, 5.00%, 11/15/31	1,000	1,152,730
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	3,755	3,804,116
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,377,539
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,703,326
Utility Debt Securitization Authority, 5.00%, 12/15/41	1,695	1,934,656

		$20,371,169

Escrowed / Prerefunded — 2.0%
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	$3,830	$4,451,839
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 11/1/16, 5.00%, 11/1/34	3,155	3,315,684

		$7,767,523

General Obligations — 3.4%
New York, 5.00%, 12/15/30	$5,000	$5,878,200
New York City, 5.30%, 4/1/27	250	282,952
New York City, 5.375%, 4/1/36	5,000	5,645,100

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
New York City, 6.25%, 10/15/28	$170	$196,884
Saratoga County, 4.75%, 7/15/37	1,000	1,080,240

		$13,083,376

Hospital — 9.7%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$281,273
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/31	250	280,855
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/32	200	224,684
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/33	150	168,513
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	424,986
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,863,105
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,830	1,833,825
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,265,045
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,965,220
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	4,705	5,377,721
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	1,475	1,637,545
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,563,548
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	3,096,982
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,753,932
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	695	696,070
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	4,165	4,215,563
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,476,970

		$37,125,837

Housing — 2.0%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,573,325
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,001,480

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
New York Housing Finance Agency, 5.25%, 11/1/41	$2,000	$2,084,720

		$7,659,525

Industrial Development Revenue — 4.5%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$6,013,080
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	3,750	3,746,850
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	3,850	4,702,544
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(2)	2,580	2,603,607
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	295	299,531

		$17,365,612

Insured – Education — 2.7%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$7,773,018
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	2,250	2,431,102

		$10,204,120

Insured – Electric Utilities — 1.3%
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	$4,250	$4,914,743

		$4,914,743

Insured – Escrowed / Prerefunded — 4.7%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$3,084,472
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	3,330,232
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	11,482,949

		$17,897,653

Insured – General Obligations — 2.6%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,108,681

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	$2,700	$3,027,591
Oyster Bay, (AGM), 4.00%, 8/1/28	4,435	4,764,122

		$9,900,394

Insured – Other Revenue — 2.6%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$6,091,033
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,474,953
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	2,451,534

		$10,017,520

Insured – Water and Sewer — 0.7%
Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,550,235

		$2,550,235

Lease Revenue / Certificates of Participation — 3.1%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$12,097,233

		$12,097,233

Other Revenue — 6.4%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$10,395	$5,132,012
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,436,211
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,881,239
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/30	3,125	3,662,969
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,110,300
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,211,154
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	3,500	3,547,950
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,763,700

		$24,745,535

Senior Living / Life Care — 2.2%
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$4,500	$4,742,910

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	$720	$764,799
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	319,902
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,617,136

		$8,444,747

Special Tax Revenue — 11.4%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,574,502
New York City Transitional Finance Authority, Future Tax Revenue, 3.50%, 8/1/38	745	734,108
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,792,464
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,701,400
New York Convention Center Development Corp., 5.00%, 11/15/45	2,180	2,434,995
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,729,830
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	5,500	6,164,840
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	2,500	2,960,200
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,500	6,371,970
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	6,111,300
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	6,063,800
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,131,258

		$43,770,667

Transportation — 6.8%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,686,646
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,891,191
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,065,825
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,432,093
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,518,209
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,361,202
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,064,550
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,057,590

		$26,077,306

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.3%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$345,390
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	333,087
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	184,203
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	289,950
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	278,606
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	269,369
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	260,442
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,710,825
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,123,760
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	3,450	3,857,307

		$8,652,939

Total Tax-Exempt Investments — 101.4% (identified cost $351,382,049)		$389,083,761

Miscellaneous — 0.3%

Security	Units	Value

Real Estate — 0.3%
CMS Liquidating Trust(2)(4)(5)	400	$1,125,936

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,125,936

Total Investments — 101.7% (identified cost $352,662,049)		$390,209,697

Other Assets, Less Liabilities — (1.7)%		$(6,682,738)

Net Assets — 100.0%		$383,526,959

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 14.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 5.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $11,024,343 or 2.9% of the Fund’s net assets.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,557,307.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

26	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2015

Portfolio of Investments

Tax-Exempt Investments — 101.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.2%
Cleveland-Cuyahoga County Port Authority, (Columbia National Group, Inc.), (AMT), 5.00%, 5/15/20	$365	$366,318
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	750	855,698
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,180,290
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	4,175	4,443,452

		$6,845,758

Education — 7.9%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,841,050
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	4,000	4,288,520
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	455	505,937
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,269,020
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	625,867
Ohio State University, 5.00%, 12/1/29	1,060	1,336,851
Wright State University, 5.00%, 5/1/31	1,000	1,099,970

		$12,967,215

Electric Utilities — 0.7%
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 6/1/20 (Put Date), 12/1/33	$1,215	$1,229,872

		$1,229,872

Escrowed / Prerefunded — 2.9%
Cincinnati Water System Authority, Prerefunded to 12/1/16, 4.50%, 12/1/23	$2,000	$2,096,600
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	1,300	1,421,459
Highland Local School District, Prerefunded to 12/1/18, 5.50%, 12/1/36	1,000	1,144,800
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	58,698

		$4,721,557

General Obligations — 2.3%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,128,980
Lakewood City School District, 5.00%, 12/1/33	1,000	1,151,460

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Lakewood City School District, 5.00%, 11/1/36	$1,330	$1,499,535

		$3,779,975

Hospital — 13.3%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,702,840
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,752,075
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,049,864
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,341,804
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	775	765,599
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,278,137
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,124,840
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	478,667
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,279,233
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,581,327
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,702,740
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	504,616
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	230,504

		$21,792,246

Industrial Development Revenue — 1.9%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,387,782
Cleveland, (Continental Airlines), (AMT), 5.70%, 12/1/19	785	791,720

		$3,179,502

Insured – Education — 4.9%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,413,793
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,605	2,712,378
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,892,348

		$8,018,519

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 7.3%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$255	$275,879
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,669,720
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,023,840
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,170,590
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,733,975
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,155,995
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	920,309

		$11,950,308

Insured – Escrowed / Prerefunded — 9.2%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$4,045	$4,476,197
Fairview Park, (NPFG), Prerefunded to 12/1/15, 5.00%, 12/1/25	3,700	3,730,599
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,581,015
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), Prerefunded to 12/1/16, 5.00%, 12/1/30	165	173,931
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	868,888
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,282,026
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/21	1,745	1,801,015
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/30	1,255	1,295,286

		$15,208,957

Insured – General Obligations — 25.7%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,402,505
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(1)	7,500	9,525,600
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,617,420
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,167,428
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,577,389
Pickerington Local School District, (NPFG), 0.00%, 12/1/16	1,500	1,490,850
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,237,700
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,314,870

		$42,333,762

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 2.0%
Lorain County, (Catholic Healthcare Partners), (AGM), 18.423%, 2/1/29(2)(3)(4)	$2,575	$3,263,658

		$3,263,658

Insured – Transportation — 8.4%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,298,232
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	6,290,550
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,639,035
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	5,000	4,662,550

		$13,890,367

Lease Revenue / Certificates of Participation — 1.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$155	$167,226
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,669,380

		$1,836,606

Other Revenue — 2.7%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,700	$2,884,005
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,593,554

		$4,477,559

Senior Living / Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$630,141
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,037,202

		$1,667,343

Special Tax Revenue — 5.3%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$1,000	$1,130,870
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,122,790
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,159,250
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,378,780
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,199,680
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	670,582
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,093,004

		$8,754,956

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 0.9%
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	$1,255	$1,423,998

		$1,423,998

Total Tax-Exempt Investments — 101.7% (identified cost $151,452,165)		$167,342,158

Other Assets, Less Liabilities — (1.7)%		$(2,875,216)

Net Assets — 100.0%		$164,466,942

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 56.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 25.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $3,263,658 or 2.0% of the Fund’s net assets.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at September 30, 2015.

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Statements of Assets and Liabilities

	September 30, 2015
Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investments —
Identified cost	$158,881,277	$153,776,153	$352,662,049	$151,452,165
Unrealized appreciation	12,666,278	18,875,912	37,547,648	15,889,993
Investments, at value	$171,547,555	$172,652,065	$390,209,697	$167,342,158
Cash	$3,284,838	$809,709	$10,019,987	$26,446
Restricted cash*	168,000	411,000	526,000	347,000
Interest receivable	1,832,630	2,013,510	5,037,663	2,295,370
Receivable for investments sold	13,432,953	—	308,490	1,157,780
Receivable for Fund shares sold	59,531	151,511	689,257	44,195
Receivable for variation margin on open financial futures contracts	14,250	56,250	71,998	47,813
Total assets	$190,339,757	$176,094,045	$406,863,092	$171,260,762

Liabilities
Payable for floating rate notes issued	$10,520,000	$11,390,000	$22,150,000	$5,000,000
Demand note payable	—	—	—	1,100,000
Payable for when-issued securities	19,034,300	—	—	—
Payable for Fund shares redeemed	492,291	478,774	597,924	432,467
Distributions payable	78,400	88,131	199,752	84,039
Payable to affiliates:
Investment adviser fee	55,257	50,648	127,021	51,821
Distribution and service fees	36,904	34,406	94,155	38,333
Interest expense and fees payable	15,467	18,788	42,793	10,230
Accrued expenses	91,986	92,732	124,488	76,930
Total liabilities	$30,324,605	$12,153,479	$23,336,133	$6,793,820
Net Assets	$160,015,152	$163,940,566	$383,526,959	$164,466,942

Sources of Net Assets
Paid-in capital	$167,294,197	$181,770,820	$389,621,757	$176,823,118
Accumulated net realized loss	(20,185,459)	(36,942,556)	(43,691,588)	(27,924,939)
Accumulated undistributed (distributions in excess of) net investment income	370,460	517,047	408,383	(82,672)
Net unrealized appreciation	12,535,954	18,595,255	37,188,407	15,651,435
Net Assets	$160,015,152	$163,940,566	$383,526,959	$164,466,942

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Statements of Assets and Liabilities — continued

	September 30, 2015
Class A Shares	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Net Assets	$122,726,920	$109,990,416	$265,347,730	$130,015,819
Shares Outstanding	11,968,151	12,176,211	26,359,039	14,343,219
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.25	$9.03	$10.07	$9.06
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.76	$9.48	$10.57	$9.51

Class B Shares
Net Assets	$—	$—	$2,958,860	$—
Shares Outstanding	—	—	293,536	—
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$—	$10.08	$—

Class C Shares
Net Assets	$15,342,780	$21,073,952	$62,712,902	$21,898,725
Shares Outstanding	1,617,999	2,331,795	6,226,890	2,417,374
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.48	$9.04	$10.07	$9.06

Class I Shares
Net Assets	$21,945,452	$32,876,198	$52,507,467	$12,552,398
Shares Outstanding	2,138,509	3,640,381	5,216,286	1,383,902
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.26	$9.03	$10.07	$9.07

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Statements of Operations

	Year Ended September 30, 2015
Investment Income	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Interest	$7,011,409	$7,138,804	$15,793,283	$7,473,767
Total investment income	$7,011,409	$7,138,804	$15,793,283	$7,473,767

Expenses
Investment adviser fee	$668,598	$625,208	$1,464,366	$626,888
Distribution and service fees
Class A	303,583	227,897	516,436	262,465
Class B	—	—	34,352	—
Class C	114,913	194,431	530,106	206,193
Trustees’ fees and expenses	8,332	9,090	19,119	8,928
Custodian fee	49,744	51,318	93,066	50,654
Transfer and dividend disbursing agent fees	56,767	64,706	146,678	68,050
Legal and accounting services	75,419	70,745	84,910	61,520
Printing and postage	14,388	13,383	24,051	14,813
Registration fees	1,776	15,700	8,367	12,781
Interest expense and fees	66,243	75,965	165,921	27,641
Miscellaneous	28,737	19,667	33,107	20,904
Total expenses	$1,388,500	$1,368,110	$3,120,479	$1,360,837
Deduct —
Reduction of custodian fee	$847	$1,288	$2,837	$354
Total expense reductions	$847	$1,288	$2,837	$354

Net expenses	$1,387,653	$1,366,822	$3,117,642	$1,360,483

Net investment income	$5,623,756	$5,771,982	$12,675,641	$6,113,284

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,760,341	$105,224	$1,234,513	$226,350
Financial futures contracts	(418,197)	(721,489)	(1,060,287)	(707,868)
Net realized gain (loss)	$2,342,144	$(616,265)	$174,226	$(481,518)
Change in unrealized appreciation (depreciation) —
Investments	$(1,686,485)	$(601,108)	$(2,238,490)	$(1,304,196)
Financial futures contracts	(195,481)	(402,952)	(568,890)	(378,324)
Net change in unrealized appreciation (depreciation)	$(1,881,966)	$(1,004,060)	$(2,807,380)	$(1,682,520)

Net realized and unrealized gain (loss)	$460,178	$(1,620,325)	$(2,633,154)	$(2,164,038)

Net increase in net assets from operations	$6,083,934	$4,151,657	$10,042,487	$3,949,246

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Statements of Changes in Net Assets

	Year Ended September 30, 2015
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$5,623,756	$5,771,982	$12,675,641	$6,113,284
Net realized gain (loss) from investment transactions and financial futures contracts	2,342,144	(616,265)	174,226	(481,518)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,881,966)	(1,004,060)	(2,807,380)	(1,682,520)
Net increase in net assets from operations	$6,083,934	$4,151,657	$10,042,487	$3,949,246
Distributions to shareholders —
From net investment income
Class A	$(4,444,820)	$(4,063,303)	$(9,267,910)	$(4,954,790)
Class B	—	—	(103,087)	—
Class C	(333,985)	(574,694)	(1,580,369)	(656,218)
Class I	(812,299)	(1,180,785)	(1,652,799)	(445,500)
Total distributions to shareholders	$(5,591,104)	$(5,818,782)	$(12,604,165)	$(6,056,508)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,197,975	$7,886,583	$43,001,959	$11,792,097
Class B	—	—	28,650	—
Class C	6,179,865	4,613,344	19,441,185	4,311,427
Class I	15,511,547	13,479,054	25,736,719	5,021,714
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,607,388	3,328,905	8,070,166	4,243,193
Class B	—	—	82,275	—
Class C	227,038	440,897	1,212,276	525,582
Class I	521,225	910,906	1,021,676	340,588
Cost of shares redeemed
Class A	(18,027,522)	(15,111,052)	(31,251,750)	(16,937,873)
Class B	—	—	(524,147)	—
Class C	(1,409,022)	(2,557,287)	(6,183,143)	(2,743,382)
Class I	(17,597,610)	(7,198,332)	(8,058,544)	(1,533,501)
Net asset value of shares exchanged
Class A	—	—	921,049	—
Class B	—	—	(921,049)	—
Net increase in net assets from Fund share transactions	$5,210,884	$5,793,018	$52,577,322	$5,019,845

Net increase in net assets	$5,703,714	$4,125,893	$50,015,644	$2,912,583

Net Assets
At beginning of year	$154,311,438	$159,814,673	$333,511,315	$161,554,359
At end of year	$160,015,152	$163,940,566	$383,526,959	$164,466,942

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$370,460	$517,047	$408,383	$(82,672)

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2014
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$6,221,831	$5,885,787	$12,165,413	$6,447,305
Net realized gain (loss) from investment transactions and financial futures contracts	2,923,453	(1,083,356)	(2,224,947)	742,383
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	7,110,570	10,659,247	21,585,063	9,475,339
Net increase in net assets from operations	$16,255,854	$15,461,678	$31,525,529	$16,665,027
Distributions to shareholders —
From net investment income
Class A	$(4,998,603)	$(4,598,410)	$(9,395,239)	$(5,516,371)
Class B	—	—	(164,400)	—
Class C	(334,356)	(592,640)	(1,417,659)	(662,141)
Class I	(839,057)	(799,492)	(1,119,845)	(265,242)
Total distributions to shareholders	$(6,172,016)	$(5,990,542)	$(12,097,143)	$(6,443,754)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,299,023	$10,996,775	$41,245,300	$8,717,997
Class B	—	—	12,420	—
Class C	1,397,199	2,515,358	13,080,172	2,985,532
Class I	11,826,628	13,134,065	21,162,555	4,989,115
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,979,205	3,707,111	8,060,755	4,618,109
Class B	—	—	125,784	—
Class C	209,053	434,549	1,093,370	537,211
Class I	216,110	532,827	664,247	168,348
Cost of shares redeemed
Class A	(29,791,718)	(26,253,903)	(42,794,208)	(31,746,394)
Class B	—	—	(1,045,315)	—
Class C	(2,227,110)	(4,451,366)	(8,958,562)	(6,413,076)
Class I	(15,989,226)	(5,039,506)	(10,224,554)	(3,238,286)
Net asset value of shares exchanged
Class A	—	—	779,011	—
Class B	—	—	(779,011)	—
Net increase (decrease) in net assets from Fund share transactions	$(25,080,836)	$(4,424,090)	$22,421,964	$(19,381,444)

Net increase (decrease) in net assets	$(14,996,998)	$5,047,046	$41,850,350	$(9,160,171)

Net Assets
At beginning of year	$169,308,436	$154,767,627	$291,660,965	$170,714,530
At end of year	$154,311,438	$159,814,673	$333,511,315	$161,554,359

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$370,460	$517,047	$408,358	$(82,672)

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights

	California Opportunities Fund — Class A
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.230	$9.580	$10.410	$9.560	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.377	$0.394	$0.377	$0.391	$0.457
Net realized and unrealized gain (loss)	0.018	0.647	(0.833)	0.846	(0.454)

Total income (loss) from operations	$0.395	$1.041	$(0.456)	$1.237	$0.003

Less Distributions
From net investment income	$(0.375)	$(0.391)	$(0.374)	$(0.387)	$(0.443)

Total distributions	$(0.375)	$(0.391)	$(0.374)	$(0.387)	$(0.443)

Net asset value — End of year	$10.250	$10.230	$9.580	$10.410	$9.560

Total Return(2)	3.92%	11.07%	(4.51)%	13.17%	0.28%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$122,727	$120,695	$133,046	$158,892	$151,148
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.84%	0.85%	0.84%	0.84%	0.87%
Interest and fee expense(4)	0.04%	0.04%	0.04%	0.06%	0.12%
Total expenses(3)	0.88%	0.89%	0.88%	0.90%	0.99%
Net investment income	3.68%	3.99%	3.71%	3.91%	4.92%
Portfolio Turnover	66%	12%	33%	23%	37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	California Opportunities Fund — Class C
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.460	$8.860	$9.630	$8.840	$9.250

Income (Loss) From Operations
Net investment income(1)	$0.277	$0.296	$0.278	$0.292	$0.358
Net realized and unrealized gain (loss)	0.019	0.597	(0.773)	0.787	(0.423)

Total income (loss) from operations	$0.296	$0.893	$(0.495)	$1.079	$(0.065)

Less Distributions
From net investment income	$(0.276)	$(0.293)	$(0.275)	$(0.289)	$(0.345)

Total distributions	$(0.276)	$(0.293)	$(0.275)	$(0.289)	$(0.345)

Net asset value — End of year	$9.480	$9.460	$8.860	$9.630	$8.840

Total Return(2)	3.17%	10.23%	(5.25)%	12.38%	(0.50)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$15,343	$10,297	$10,237	$12,572	$10,211
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.59%	1.60%	1.59%	1.59%	1.62%
Interest and fee expense(4)	0.04%	0.04%	0.04%	0.06%	0.12%
Total expenses(3)	1.63%	1.64%	1.63%	1.65%	1.74%
Net investment income	2.92%	3.24%	2.95%	3.15%	4.18%
Portfolio Turnover	66%	12%	33%	23%	37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	California Opportunities Fund — Class I
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.240	$9.590	$10.420	$9.560	$10.010

Income (Loss) From Operations
Net investment income(1)	$0.403	$0.419	$0.402	$0.413	$0.479
Net realized and unrealized gain (loss)	0.018	0.647	(0.833)	0.860	(0.463)

Total income (loss) from operations	$0.421	$1.066	$(0.431)	$1.273	$0.016

Less Distributions
From net investment income	$(0.401)	$(0.416)	$(0.399)	$(0.413)	$(0.466)

Total distributions	$(0.401)	$(0.416)	$(0.399)	$(0.413)	$(0.466)

Net asset value — End of year	$10.260	$10.240	$9.590	$10.420	$9.560

Total Return(2)	4.18%	11.33%	(4.27)%	13.56%	0.43%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$21,945	$23,320	$26,025	$15,310	$8,938
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.59%	0.60%	0.59%	0.59%	0.62%
Interest and fee expense(4)	0.04%	0.04%	0.04%	0.06%	0.12%
Total expenses(3)	0.63%	0.64%	0.63%	0.65%	0.74%
Net investment income	3.92%	4.25%	3.97%	4.12%	5.15%
Portfolio Turnover	66%	12%	33%	23%	37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	Massachusetts Fund — Class A
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.120	$8.560	$9.380	$8.700	$8.870

Income (Loss) From Operations
Net investment income(1)	$0.322	$0.347	$0.342	$0.360	$0.410
Net realized and unrealized gain (loss)	(0.088)	0.566	(0.822)	0.670	(0.179)

Total income (loss) from operations	$0.234	$0.913	$(0.480)	$1.030	$0.231

Less Distributions
From net investment income	$(0.324)	$(0.353)	$(0.340)	$(0.350)	$(0.401)

Total distributions	$(0.324)	$(0.353)	$(0.340)	$(0.350)	$(0.401)

Net asset value — End of year	$9.030	$9.120	$8.560	$9.380	$8.700

Total Return(2)	2.60%	10.86%	(5.27)%	12.05%	2.92%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$109,990	$115,002	$119,390	$148,671	$163,879
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.72%	0.73%	0.74%	0.74%	0.77%
Interest and fee expense(4)	0.05%	0.05%	0.07%	0.08%	0.09%
Total expenses(3)	0.77%	0.78%	0.81%	0.82%	0.86%
Net investment income	3.54%	3.93%	3.74%	3.99%	4.93%
Portfolio Turnover	10%	6%	4%	22%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	Massachusetts Fund — Class C
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.120	$8.560	$9.390	$8.710	$8.880

Income (Loss) From Operations
Net investment income(1)	$0.252	$0.281	$0.274	$0.291	$0.348
Net realized and unrealized gain (loss)	(0.076)	0.566	(0.833)	0.671	(0.180)

Total income (loss) from operations	$0.176	$0.847	$(0.559)	$0.962	$0.168

Less Distributions
From net investment income	$(0.256)	$(0.287)	$(0.271)	$(0.282)	$(0.338)

Total distributions	$(0.256)	$(0.287)	$(0.271)	$(0.282)	$(0.338)

Net asset value — End of year	$9.040	$9.120	$8.560	$9.390	$8.710

Total Return(2)	1.95%	10.04%	(6.08)%	11.21%	2.16%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$21,074	$18,787	$19,148	$23,766	$20,018
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.48%	1.49%	1.49%	1.52%
Interest and fee expense(4)	0.05%	0.05%	0.07%	0.08%	0.09%
Total expenses(3)	1.52%	1.53%	1.56%	1.57%	1.61%
Net investment income	2.78%	3.18%	2.99%	3.22%	4.18%
Portfolio Turnover	10%	6%	4%	22%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	Massachusetts Fund — Class I
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.120	$8.560	$9.380	$8.700	$8.870

Income (Loss) From Operations
Net investment income(1)	$0.338	$0.361	$0.360	$0.377	$0.428
Net realized and unrealized gain (loss)	(0.086)	0.570	(0.822)	0.671	(0.181)

Total income (loss) from operations	$0.252	$0.931	$(0.462)	$1.048	$0.247

Less Distributions
From net investment income	$(0.342)	$(0.371)	$(0.358)	$(0.368)	$(0.417)

Total distributions	$(0.342)	$(0.371)	$(0.358)	$(0.368)	$(0.417)

Net asset value — End of year	$9.030	$9.120	$8.560	$9.380	$8.700

Total Return(2)	2.80%	11.09%	(5.08)%	12.28%	3.13%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,876	$26,026	$16,229	$16,643	$12,542
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.52%	0.53%	0.54%	0.54%	0.57%
Interest and fee expense(4)	0.05%	0.05%	0.07%	0.08%	0.09%
Total expenses(3)	0.57%	0.58%	0.61%	0.62%	0.66%
Net investment income	3.72%	4.07%	3.95%	4.16%	5.15%
Portfolio Turnover	10%	6%	4%	22%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	New York Fund — Class A
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.140	$9.510	$10.320	$9.610	$9.790

Income (Loss) From Operations
Net investment income(1)	$0.365	$0.400	$0.399	$0.420	$0.457
Net realized and unrealized gain (loss)	(0.072)	0.629	(0.808)	0.709	(0.184)

Total income (loss) from operations	$0.293	$1.029	$(0.409)	$1.129	$0.273

Less Distributions
From net investment income	$(0.363)	$(0.399)	$(0.401)	$(0.419)	$(0.453)

Total distributions	$(0.363)	$(0.399)	$(0.401)	$(0.419)	$(0.453)

Net asset value — End of year	$10.070	$10.140	$9.510	$10.320	$9.610

Total Return(2)	2.93%	11.02%	(4.10)%	11.98%	3.10%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$265,348	$246,418	$224,465	$267,732	$254,304
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.71%	0.73%	0.75%	0.76%	0.79%
Interest and fee expense(4)	0.05%	0.06%	0.07%	0.08%	0.10%
Total expenses(3)	0.76%	0.79%	0.82%	0.84%	0.89%
Net investment income	3.61%	4.08%	3.95%	4.22%	4.95%
Portfolio Turnover	8%	4%	5%	13%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	New York Fund — Class B
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.150	$9.520	$10.330	$9.620	$9.800

Income (Loss) From Operations
Net investment income(1)	$0.291	$0.330	$0.324	$0.347	$0.387
Net realized and unrealized gain (loss)	(0.073)	0.625	(0.808)	0.708	(0.182)

Total income (loss) from operations	$0.218	$0.955	$(0.484)	$1.055	$0.205

Less Distributions
From net investment income	$(0.288)	$(0.325)	$(0.326)	$(0.345)	$(0.385)

Total distributions	$(0.288)	$(0.325)	$(0.326)	$(0.345)	$(0.385)

Net asset value — End of year	$10.080	$10.150	$9.520	$10.330	$9.620

Total Return(2)	2.17%	10.19%	(4.81)%	11.14%	2.34%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,959	$4,315	$5,687	$8,829	$10,240
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.49%	1.50%	1.51%	1.54%
Interest and fee expense(4)	0.05%	0.06%	0.07%	0.08%	0.10%
Total expenses(3)	1.52%	1.55%	1.57%	1.59%	1.64%
Net investment income	2.88%	3.36%	3.19%	3.48%	4.19%
Portfolio Turnover	8%	4%	5%	13%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	New York Fund — Class C
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.140	$9.520	$10.320	$9.610	$9.790

Income (Loss) From Operations
Net investment income(1)	$0.288	$0.327	$0.323	$0.345	$0.387
Net realized and unrealized gain (loss)	(0.071)	0.618	(0.797)	0.710	(0.183)

Total income (loss) from operations	$0.217	$0.945	$(0.474)	$1.055	$0.204

Less Distributions
From net investment income	$(0.287)	$(0.325)	$(0.326)	$(0.345)	$(0.384)

Total distributions	$(0.287)	$(0.325)	$(0.326)	$(0.345)	$(0.384)

Net asset value — End of year	$10.070	$10.140	$9.520	$10.320	$9.610

Total Return(2)	2.17%	10.08%	(4.71)%	11.15%	2.33%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$62,713	$48,653	$40,695	$46,914	$38,670
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.48%	1.50%	1.50%	1.54%
Interest and fee expense(4)	0.05%	0.06%	0.07%	0.08%	0.10%
Total expenses(3)	1.51%	1.54%	1.57%	1.58%	1.64%
Net investment income	2.85%	3.32%	3.20%	3.46%	4.19%
Portfolio Turnover	8%	4%	5%	13%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	New York Fund — Class I
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.140	$9.510	$10.320	$9.610	$9.780

Income (Loss) From Operations
Net investment income(1)	$0.384	$0.418	$0.419	$0.439	$0.474
Net realized and unrealized gain (loss)	(0.071)	0.630	(0.808)	0.710	(0.172)

Total income (loss) from operations	$0.313	$1.048	$(0.389)	$1.149	$0.302

Less Distributions
From net investment income	$(0.383)	$(0.418)	$(0.421)	$(0.439)	$(0.472)

Total distributions	$(0.383)	$(0.418)	$(0.421)	$(0.439)	$(0.472)

Net asset value — End of year	$10.070	$10.140	$9.510	$10.320	$9.610

Total Return(2)	3.14%	11.24%	(3.91)%	12.20%	3.41%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$52,507	$34,125	$20,814	$26,159	$15,243
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.51%	0.53%	0.55%	0.55%	0.59%
Interest and fee expense(4)	0.05%	0.06%	0.07%	0.08%	0.10%
Total expenses(3)	0.56%	0.59%	0.62%	0.63%	0.69%
Net investment income	3.80%	4.25%	4.15%	4.40%	5.13%
Portfolio Turnover	8%	4%	5%	13%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	Ohio Fund — Class A
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.180	$8.600	$9.490	$8.790	$9.140

Income (Loss) From Operations
Net investment income(1)	$0.348	$0.366	$0.353	$0.364	$0.383
Net realized and unrealized gain (loss)	(0.123)	0.579	(0.892)	0.698	(0.353)

Total income (loss) from operations	$0.225	$0.945	$(0.539)	$1.062	$0.030

Less Distributions
From net investment income	$(0.345)	$(0.365)	$(0.351)	$(0.362)	$(0.380)

Total distributions	$(0.345)	$(0.365)	$(0.351)	$(0.362)	$(0.380)

Net asset value — End of year	$9.060	$9.180	$8.600	$9.490	$8.790

Total Return(2)	2.48%	11.19%	(5.83)%	12.29%	0.54%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$130,016	$132,578	$142,380	$187,540	$178,802
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.72%	0.69%	0.74%	0.73%	0.76%
Interest and fee expense(4)	0.02%	0.04%	0.03%	0.03%	0.03%
Total expenses(3)	0.74%	0.73%	0.77%	0.76%	0.79%
Net investment income	3.81%	4.11%	3.84%	3.97%	4.48%
Portfolio Turnover	4%	5%	9%	9%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	Ohio Fund — Class C
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.170	$8.600	$9.480	$8.790	$9.140

Income (Loss) From Operations
Net investment income(1)	$0.279	$0.298	$0.284	$0.293	$0.319
Net realized and unrealized gain (loss)	(0.113)	0.570	(0.882)	0.690	(0.353)

Total income (loss) from operations	$0.166	$0.868	$(0.598)	$0.983	$(0.034)

Less Distributions
From net investment income	$(0.276)	$(0.298)	$(0.282)	$(0.293)	$(0.316)

Total distributions	$(0.276)	$(0.298)	$(0.282)	$(0.293)	$(0.316)

Net asset value — End of year	$9.060	$9.170	$8.600	$9.480	$8.790

Total Return(2)	1.83%	10.24%	(6.44)%	11.34%	(0.21)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$21,899	$20,094	$21,739	$27,921	$21,580
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.44%	1.49%	1.48%	1.51%
Interest and fee expense(4)	0.02%	0.04%	0.03%	0.03%	0.03%
Total expenses(3)	1.49%	1.48%	1.52%	1.51%	1.54%
Net investment income	3.06%	3.35%	3.09%	3.20%	3.72%
Portfolio Turnover	4%	5%	9%	9%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Financial Highlights — continued

	Ohio Fund — Class I
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.180	$8.610	$9.490	$8.800	$9.140

Income (Loss) From Operations
Net investment income(1)	$0.366	$0.382	$0.372	$0.382	$0.400
Net realized and unrealized gain (loss)	(0.113)	0.571	(0.883)	0.688	(0.343)

Total income (loss) from operations	$0.253	$0.953	$(0.511)	$1.070	$0.057

Less Distributions
From net investment income	$(0.363)	$(0.383)	$(0.369)	$(0.380)	$(0.397)

Total distributions	$(0.363)	$(0.383)	$(0.369)	$(0.380)	$(0.397)

Net asset value — End of year	$9.070	$9.180	$8.610	$9.490	$8.800

Total Return(2)	2.80%	11.28%	(5.53)%	12.39%	0.74%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,552	$8,882	$6,596	$6,415	$4,486
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.52%	0.50%	0.54%	0.53%	0.56%
Interest and fee expense(4)	0.02%	0.04%	0.03%	0.03%	0.03%
Total expenses(3)	0.54%	0.54%	0.57%	0.56%	0.59%
Net investment income	4.00%	4.28%	4.06%	4.16%	4.66%
Portfolio Turnover	4%	5%	9%	9%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), (formerly, Eaton Vance California Municipal Income Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund, Ohio Fund and prior to April 13, 2015, the California Opportunities Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. Effective April 13, 2015, the investment objective of California Opportunities Fund is to seek to maximize after-tax total return. The California Opportunities Fund, Massachusetts Fund and Ohio Fund offer three classes of shares and the New York Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

48

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of a the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2015. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2015, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Floating Rate Notes Outstanding	$10,520,000	$11,390,000	$22,150,000	$5,000,000
Interest Rate or Range of Interest Rates (%)	0.02 - 0.03	0.03 - 0.14	0.02 - 0.03	0.03 - 0.04
Collateral for Floating Rate Notes Outstanding	$15,510,928	$18,741,920	$34,432,929	$9,525,600

For the year ended September 30, 2015, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$10,520,000	$11,390,000	$25,733,562	$5,000,000
Average Interest Rate	0.63%	0.67%	0.64%	0.55%

49

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2015.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts will need to be restructured or unwound. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

As of September 30, 2015, the Funds’ investments in residual interest bonds that were required to be compliant with the Volcker Rule by July 21, 2015, if any, were restructured by the required compliance date. Legal and restructuring fees incurred in connection with the restructuring of residual bond trusts are recorded as interest expense.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

50

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended September 30, 2015 and September 30, 2014 was as follows:

	Year Ended September 30, 2015
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Distributions declared from:
Tax-exempt income	$5,482,177	$5,707,786	$12,604,165	$6,056,508
Ordinary income	$108,927	$110,996	$—	$—

	Year Ended September 30, 2014
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Distributions declared from:
Tax-exempt income	$6,172,016	$5,787,550	$12,096,534	$6,400,798
Ordinary income	$—	$202,992	$609	$42,956

During the year ended September 30, 2015, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount, premium amortization and investments in partnerships.

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Change in:
Paid-in capital	$—	$(440,164)	$(108,787)	$—
Accumulated net realized loss	$32,652	$393,364	$180,238	$56,776
Accumulated undistributed (distributions in excess of) net investment income	$(32,652)	$46,800	$(71,451)	$(56,776)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Undistributed tax-exempt income	$448,857	$605,178	$608,135	$1,367
Capital loss carryforwards and deferred capital losses	$(20,406,477)	$(37,843,790)	$(43,570,020)	$(28,242,424)
Net unrealized appreciation	$12,756,975	$19,496,489	$37,066,839	$15,968,920
Other temporary differences	$(78,400)	$(88,131)	$(199,752)	$(84,039)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, accretion of market discount, premium amortization, residual interest bonds, wash sales, investments in partnerships and the timing of recognizing distributions to shareholders.

At September 30, 2015, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal

51

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

September 30, 2016	$169,851	$91,224	$2,215,774	$240,163
September 30, 2017	7,884,903	9,824,104	2,053,235	5,075,023
September 30, 2018	12,351,723	20,239,992	22,999,420	10,217,857
September 30, 2019	—	4,877,692	7,036,080	3,163,804

Total capital loss carryforwards	$20,406,477	$35,033,012	$34,304,509	$18,696,847

Deferred capital losses:
Short-term	$—	$1,750,107	$2,357,481	$4,249,078
Long-term	$—	$1,060,671	$6,908,030	$5,296,499

During the year ended September 30, 2015, capital loss carryforwards of $348,977 were utilized to offset net realized gains by the California Opportunities Fund.

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$148,270,580	$141,765,576	$330,992,858	$146,373,238

Gross unrealized appreciation	$13,634,106	$19,575,345	$37,572,855	$16,265,208
Gross unrealized depreciation	(877,131)	(78,856)	(506,016)	(296,288)

Net unrealized appreciation	$12,756,975	$19,496,489	$37,066,839	$15,968,920

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Opportunities Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

52

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

On average daily net assets of $500 million or more, the rates are reduced. For California Opportunities Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the year ended September 30, 2015, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$668,598	$625,208	$1,464,366	$626,888
Effective Annual Rate	0.43%	0.38%	0.41%	0.38%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2015 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$6,913	$6,999	$16,687	$5,640
EVD’s Class A Sales Charges	$11,799	$16,690	$91,099	$26,519

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2015 for Class A shares amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$303,583	$227,897	$516,436	$262,465

53

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2015, the Funds paid or accrued to EVD the following distribution fees:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Distribution Fees	$—	$—	$27,120	$—
Class C Distribution Fees	$86,185	$153,498	$418,505	$162,784

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2015 amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Service Fees	$—	$—	$7,232	$—
Class C Service Fees	$28,728	$40,933	$111,601	$43,409

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended September 30, 2015, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$—	$—	$1,300	$—
Class B	$—	$—	$2,200	$—
Class C	$—	$700	$9,600	$300

54

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2015 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$113,959,156	$28,643,544	$70,644,286	$13,058,908
Sales	$109,027,019	$16,608,460	$28,627,334	$6,606,125

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Opportunities Fund
	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	1,573,527	—	654,220	1,517,965
Issued to shareholders electing to receive payments of distributions in Fund shares	352,028	—	23,960	50,837
Redemptions	(1,758,884)	—	(148,999)	(1,708,118)

Net increase (decrease)	166,671	—	529,181	(139,316)

	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	537,207	—	152,780	1,184,375
Issued to shareholders electing to receive payments of distributions in Fund shares	401,673	—	22,797	21,642
Redemptions	(3,024,960)	—	(242,263)	(1,642,137)

Net decrease	(2,086,080)	—	(66,686)	(436,120)

Massachusetts Fund
	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	866,125	—	505,264	1,481,207
Issued to shareholders electing to receive payments of distributions in Fund shares	366,192	—	48,493	100,320
Redemptions	(1,665,581)	—	(280,864)	(795,491)

Net increase (decrease)	(433,264)	—	272,893	786,036

55

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	1,232,467	—	281,076	1,474,975
Issued to shareholders electing to receive payments of distributions in Fund shares	418,652	—	49,070	59,922
Redemptions	(2,987,674)	—	(506,909)	(576,562)

Net increase (decrease)	(1,336,555)	—	(176,763)	958,335

New York Fund
	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	4,253,996	2,840	1,920,787	2,544,573
Issued to shareholders electing to receive payments of distributions in Fund shares	797,912	8,120	119,825	101,077
Redemptions	(3,095,822)	(51,512)	(611,624)	(796,351)
Exchange from Class B shares	91,179	—	—	—
Exchange to Class A shares	—	(91,066)	—	—

Net increase (decrease)	2,047,265	(131,618)	1,428,988	1,849,299

	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	4,174,207	1,262	1,322,689	2,150,958
Issued to shareholders electing to receive payments of distributions in Fund shares	818,436	12,792	110,982	67,292
Redemptions	(4,361,589)	(106,745)	(912,580)	(1,039,873)
Exchange from Class B shares	79,430	—	—	—
Exchange to Class A shares	—	(79,328)	—	—

Net increase (decrease)	710,484	(172,019)	521,091	1,178,377

Ohio Fund
	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	1,289,860	—	470,614	547,259
Issued to shareholders electing to receive payments of distributions in Fund shares	464,299	—	57,580	37,286
Redemptions	(1,855,447)	—	(301,430)	(167,766)

Net increase (decrease)	(101,288)	—	226,764	416,779

56

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	975,168	—	332,464	550,415
Issued to shareholders electing to receive payments of distributions in Fund shares	516,970	—	60,214	18,776
Redemptions	(3,595,262)	—	(730,175)	(368,220)

Net increase (decrease)	(2,103,124)	—	(337,497)	200,971

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2015, the Ohio Fund had a balance outstanding pursuant to this line of credit of $1,100,000 at an interest rate of 1.13%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2015. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2015. The Funds’ average borrowings or allocated fees during the year ended September 30, 2015 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2015 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

California Opportunities	12/15	60 U.S. 10-Year Treasury Note	Short	$(7,641,450)	$(7,724,063)	$(82,613)
	12/15	17 U.S. Long Treasury Bond	Short	(2,627,133)	(2,674,844)	(47,711)
Massachusetts	12/15	100 U.S. Long Treasury Bond	Short	$(15,453,718)	$(15,734,375)	$(280,657)
New York	12/15	128 U.S. Long Treasury Bond	Short	$(19,780,759)	$(20,140,000)	$(359,241)
Ohio	12/15	85 U.S. Long Treasury Bond	Short	$(13,135,661)	$(13,374,219)	$(238,558)

At September 30, 2015, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

57

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2015 were as follows:

	California Opportunities Fund		Massachusetts Fund		New York Fund		Ohio Fund

Liability Derivative:
Futures Contracts	$(130,324	)(1)	$(280,657	)(1)	$(359,241	)(1)	$(238,558	)(1)

Total	$(130,324)		$(280,657)		$(359,241)		$(238,558)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2015 was as follows:

	California Opportunities Fund		Massachusetts Fund		New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(418,197	)(1)	$(721,489	)(1)	$(1,060,287	)(1)	$(707,868	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(195,481	)(2)	$(402,952	)(2)	$(568,890	)(2)	$(378,324	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended September 30, 2015, which is indicative of the volume of this derivative type, was approximately as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Amount:
Futures Contracts - Short	$10,582,000	$14,448,000	$22,693,000	$15,096,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

58

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

At September 30, 2015, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$168,501,748	$—	$168,501,748
Taxable Municipal Securities	—	2,163,080	—	2,163,080
Corporate Bonds & Notes	—	882,727	—	882,727

Total Investments	$—	$171,547,555	$—	$171,547,555

Liability Description

Futures Contracts	$(130,324)	$—	$—	$(130,324)

Total	$(130,324)	$—	$—	$(130,324)

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$172,652,065	$—	$172,652,065

Total Investments	$—	$172,652,065	$—	$172,652,065

Liability Description

Futures Contracts	$(280,657)	$—	$—	$(280,657)

Total	$(280,657)	$—	$—	$(280,657)

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$389,083,761	$—	$389,083,761
Miscellaneous	—	—	1,125,936	1,125,936

Total Investments	$—	$389,083,761	$1,125,936	$390,209,697

Liability Description

Futures Contracts	$(359,241)	$—	$—	$(359,241)

Total	$(359,241)	$—	$—	$(359,241)

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$167,342,158	$—	$167,342,158

Total Investments	$—	$167,342,158	$—	$167,342,158

Liability Description

Futures Contracts	$(238,558)	$—	$—	$(238,558)

Total	$(238,558)	$—	$—	$(238,558)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

59

Eaton Vance

Municipal Income Funds

September 30, 2015

Notes to Financial Statements — continued

The California Opportunities Fund, Massachusetts Fund and Ohio Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Fund at the beginning and/or end of period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2015 is not presented.

At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

11  Name Change

Effective April 13, 2015, the name of Eaton Vance California Municipal Opportunities Fund was changed from Eaton Vance California Municipal Income Fund. In connection therewith, the investment objective of the Fund also changed as disclosed in Note 1 and its investment strategy now permits it to invest in obligations of any duration and credit quality.

60

Eaton Vance

Municipal Income Funds

September 30, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Opportunities Fund (formerly Eaton Vance California Municipal Income Fund), Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Ohio Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of September 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund as of September 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2015

61

Eaton Vance

Municipal Income Funds

September 30, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2015, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

California Municipal Opportunities Fund	98.05%
Massachusetts Municipal Income Fund	98.09%
New York Municipal Income Fund	100.00%
Ohio Municipal Income Fund	100.00%

62

Eaton Vance

Municipal Income Funds

September 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

63

Eaton Vance

Municipal Income Funds

September 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Opportunities Fund (formerly, Eaton Vance California Municipal Income Fund)

•	Eaton Vance Massachusetts Municipal Income Fund

•	Eaton Vance New York Municipal Income Fund

•	Eaton Vance Ohio Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes in such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the

64

Eaton Vance

Municipal Income Funds

September 30, 2015

Board of Trustees’ Contract Approval — continued

compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to each Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Funds, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

65

Eaton Vance

Municipal Income Funds

September 30, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

66

Eaton Vance

Municipal Income Funds

September 30, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

67

Eaton Vance

Municipal Income Funds

September 30, 2015

Management and Organization — continued

(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

68

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

438 9.30.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund (formerly, Eaton Vance California Municipal Income Fund), Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Ohio Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2014 and September 30, 2015 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T for the same time periods.

Eaton Vance National Municipal Income Fund

Fiscal Years Ended	9/30/14	9/30/15
Audit Fees	$116,032	$90,620
Audit-Related Fees(1)	$3,075	$0
Tax Fees(2)	$28,400	$20,737
All Other Fees(3)	$0	$0

Total	$147,507	$111,357

Eaton Vance California Municipal Opportunities Fund (formerly, Eaton Vance California Municipal Income Fund)

Fiscal Years Ended	9/30/14	9/30/15
Audit Fees	$57,260	$54,960
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,910	$10,722
All Other Fees(3)	$0	$0

Total	$68,170	$65,682

Eaton Vance Massachusetts Municipal Income Fund

Fiscal Years Ended	9/30/14	9/30/15
Audit Fees	$56,070	$54,670
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,530	$11,361
All Other Fees(3)	$0	$0

Total	$67,600	$66,031

Eaton Vance New York Municipal Income Fund

Fiscal Years Ended	9/30/14	9/30/15
Audit Fees	$58,200	$60,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,360	$12,216
All Other Fees(3)	$0	$0

Total	$70,560	$72,416

Eaton Vance Ohio Municipal Income Fund

Fiscal Years Ended	9/30/14	9/30/15
Audit Fees	$39,760	$40,860
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,080	$9,867
All Other Fees(3)	$0	$0

Total	$49,840	$50,727

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/14	8/31/14	9/30/14	7/31/15	8/31/15	9/30/15
Audit Fees	$226,860	$246,010	$327,322	$244,260	$252,060	$301,310
Audit-Related Fees(1)	$0	$0	$3,075	$0	$0	$0
Tax Fees(2)	$59,510	$72,240	$73,280	$59,957	$70,803	$64,903
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$286,370	$318,250	$403,677	$304,217	$322,863	$366,213

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/14	8/31/14	9/30/14	7/31/15	8/31/15	9/30/15
Registrant(1)	$59,510	$72,240	$76,355	$59,957	$70,803	$64,903
Eaton Vance(2)	$397,473	$256,315	$256,315	$46,000	$46,000	$46,000

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 12, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2015